AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2005

FILE NOS. 33-49552
811-6740

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
 THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 31

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
AMENDMENT NO. 37

CITIFUNDS INSTITUTIONAL TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     125 Broad Street, New York, New York 10004
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

     Robert I. Frenkel
300 First Stamford Place
4th Floor
Stamford, Connecticut 06902

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

Roger P. Joseph
Bingham McCutchen LLP, 150 Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective on December 31, 2005 pursuant to paragraph (b) of Rule 485.

Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Liquid Reserves Portfolio and Institutional Reserves Portfolio, on behalf of its series, Prime Cash Reserves Portfolio and Institutional Enhanced Portfolio, have also executed this Registration Statement.

Under a licensing agreement between Citigroup and Legg Mason, the name of the Funds, the names of any classes of shares of the Funds, and the name of the investment adviser of the Funds, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Funds. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

Funds At A Glance

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

4

Citi Institutional Liquid Reserves

This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 26.

Fund Goal

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

Citi Institutional Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by

5

the Fund. Debt securities also go up or down in value based on the perceived creditworthi-ness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration In The Banking Industry. Citi Institutional Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

6

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund’s Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund’s Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund has authorized three classes of shares. Only Class A shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
Annual Total Returns — Class A

Calendar Year Ended December 31

As of September 30, 2005, the Class A shares had a year-to-date return of 2.19%.

Fund’s Highest And Lowest Returns
For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.65%	9/30/2000
Lowest	0.24%	6/30/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	10 Years
Class A
Citi Institutional Liquid Reserves	1.31%	2.98%	4.29%

iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average	1.03%	2.72%	4.07%

7

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.
CITI INSTITUTIONAL LIQUID RESERVES

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees(2)		0.25%
Distribution (12b-1) Fees (includes service fees)		0.10%
Other Expenses		0.03%

Total Annual Operating Expenses*		0.38%

*	Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed:	0.20%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio (formerly Cash Reserves Portfolio).

(2)		As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.250%
Next $1 billion	0.225%
Next $3 billion	0.200%
Next $5 billion	0.175%
Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Liquid Reserves	1 Year	3 Years	5 Years	10 Years

Class A Shares	$39	$122	$213	$480

8

Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 26.

Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the

9

perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration In The Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

10

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class O shares for the calendar years indicated. The table compares the average annual returns for Class O shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class O shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
Annual Total Returns — Class O

Calendar Year Ended December 31

As of September 30, 2005, the Class O shares had a year-to-date return of 2.18%.

Fund’s Highest And Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class O		Quarter Ending
Highest	0.47%	12/31/2004
Lowest	0.24%	3/31/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	Since 10/2/2002
Class O
Citi Institutional Cash Reserves	1.30%	1.23%

iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average	1.07%	*

*	Information regarding performance for this period is not available.

11

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class O shares of the Fund.
CITI INSTITUTIONAL CASH RESERVES

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class O
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.60%
Other Expenses	0.04%

Total Annual Operating Expenses*	0.84%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.15%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio. The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance;

•	and the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves		1 Year	3 Years	5 Years	10 Years

Class O Shares		$86	$268	$466	$1037

12

Citi Institutional U.S. Treasury Reserves

This summary briefly describes Citi Institutional U.S. Treasury Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 26.

Fund Goal

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

Citi Institutional U.S. Treasury Reserves under normal circumstances invests all of its assets in:

•	U.S. Treasury bills, notes and bonds;

•	Treasury receipts; and

•	securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

13

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund’s Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund’s Class A shares to the performance of the iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average. As of January 1, 2003, all of the Fund’s outstanding shares were designated Class A shares.

Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
Annual Total Returns — Class A

Calendar Year Ended December 31

As of September 30, 2005, the Class A shares had a year-to-date return of 1.89%.

Fund’s Highest And Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Quarter Ending
Highest 1.54%	12/31/2000
Lowest 0.17%	3/31/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	10 Years
Class A
Citi Institutional U.S. Treasury Reserves	1.02%	2.60%	3.81%
iMoneyNet Institutional 100% U.S. Treasury Rated Money Market Funds Average	0.83%	2.45%	3.72%

14

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

CITI INSTITUTIONAL U.S. TREASURY RESERVES

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases			None
Maximum Deferred Sales Charge (Load)			None
Annual Fund Operating Expenses (1) Expenses That Are Deducted From Fund Assets

Management Fees (2)			0.25%
Distribution (12b-1) Fees (includes service fees)			0.10%
Other Expenses			0.08%

Total Annual Operating Expenses*			0.43%

*	Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:		0.20%
	These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1)

The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

(2)	As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:
	Average Daily Net Assets	Management Fee Rate
	First $1 billion	0.250%
	Next $1 billion	0.225%
	Next $3 billion	0.200%
	Next $5 billion	0.175%
	Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:
•	you invest $10,000 in the Fund for the time periods indicated;
•	you reinvest all dividends;
•	you then sell all of your shares at the end of those periods;
•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and
•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional U.S. Treasury Reserves	1 Year	3 Years	5 Years	10 Years

Class A	$44	$138	$241	$543

15

Citi Institutional Tax Free Reserves

This summary briefly describes Citi Institutional Tax Free Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 26.

Fund Goal

The Fund’s goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Main Investment Strategies

•

Citi Institutional Tax Free Reserves invests primarily in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

•

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

•	The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in one of the two highest short-term rating cate-

16

gories by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthi-ness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Non-Diversified Status. Although the Fund is a nondiversified mutual fund, which means it may invest its assets in securities of a limited number of issuers, the Fund's operating policy is to comply with the more restrictive diversification requirements applicable to money market funds.

Concentration In The Banking Industry. Citi Institutional Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

17

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Institutional Tax Free Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL TAX FREE RESERVES
Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2005, the Fund had a year-to-date return of 1.56%.

Fund’s Highest And Lowest Returns
 For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.04%	6/30/2000
Lowest	0.18%	9/30/2003

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	Life of Fund Since May 21, 1997
Citi Institutional Tax Free Reserves	1.02%	2.00%	2.46%

iMoneyNet Institutional Tax Free Money Market Funds Average	0.81%	1.79%	*

*	Information regarding performance for this period is not available.

18

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI INSTITUTIONAL TAX FREE RESERVES

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases			None
Maximum Deferred Sales Charge (Load)			None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees(2)			0.25%
Distribution (12b-1) Fees (includes service fees)			0.10%
Other Expenses(1)			0.05%

Total Annual Operating Expenses*(1)			0.40%

*	Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed:		0.25%

	These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The expense information in this table has been restated to reflect current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Tax Free Reserves Portfolio.

(2)	As of October 1, 2005, the Management Fee was reduced from 0.30% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

	Average Daily Net Assets	Management Fee Rate
	First $1 billion	0.250%
	Next $1 billion	0.225%
	Next $3 billion	0.200%
	Next $5 billion	0.175%
	Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance;

•	and the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Tax Free Reserves	1 Year	3 Years	5 Years	10 Years

	$41	$128	$224	$505

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Your Account

How To Buy Shares

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Shares may be purchased from the Funds’ distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s co-transfer agent.

How The Price Of Your Shares Is Calculated

 Each Fund calculates its net asset value (NAV) every day the NYSE is open for trading.

Institutional Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time. Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time. Institutional U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time. Institutional Tax Free Reserves calculates its NAV at 12:00 noon Eastern time.

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds’ securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Funds’ co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds’ co-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

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The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

For Institutional Cash Reserves And Institutional Liquid Reserves Only: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the co-transfer agent after 5:00 p.m., in the case of Institutional Cash Reserves, or 4:00 p.m., in the case of Institutional Liquid Reserves, on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.

For All Other Funds: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC.

The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges

Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the CitiFunds family (primarily money market funds). You may place exchange orders through the co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The co-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

Frequent Purchases and Redemptions of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for

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cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of a Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

United Kingdom Investors
(Institutional Cash Reserves Only)

 Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

Dividends

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation Of Distributions: For Institutional Cash Reserves, Institutional Liquid Reserves and Institutional U.S. Treasury Reserves, you normally will have to pay federal income tax on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

For Institutional Tax Free Reserves, the Fund expects that most of its net income will be attributable to interest on municipal obligations. As a result, most of the Fund’s dividends to you will not be subject to federal income tax. However, the Fund may invest from time

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to time in taxable securities, and certain Fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by Institutional Tax Free Reserves on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) ordinarily will be taxable to you as long-term capital gains. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares. The Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

Fund dividends which Institutional Tax Free Reserves designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, “substantial users” of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

State And Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes. Fund dividends that are not taxable to you for federal income tax purposes may still be taxable to you under the income or other tax laws of any state or local taxing authority. You should consult your tax adviser in this regard.

Taxation Of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by a Fund. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds anticipate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this infor-

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mation or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Management Of The Funds

Manager

The Funds’ investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds’ investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

 On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between each Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Management Fees

For the fiscal year ended August 31, 2005, the Funds’ Manager received the following fees, after waivers:

Fee, as percentage of average daily net assets, after waivers

Institutional Liquid Reserves	0.12%

Institutional Cash Reserves	0.11%

Institutional U.S. Treasury Reserves	0.17%

Institutional Tax Free Reserves	0.15%

A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s management agreement is available in that Fund’s Annual Report for the fiscal year ended August 31, 2005.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Funds’ Distributors.

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Funds have adopted a 12b-1 plan for Class O shares of Institutional Cash Reserves, for Institutional Tax Free Reserves and for Class A shares of Institutional U.S. Treasury Reserves and Institutional Liquid Reserves under rule 12b-1 of the Investment Company Act of 1940. Each of the Funds other than Citi Institutional Tax Free Reserves and Citi Institutional U.S. Treasury Reserves currently offers other classes of shares with different expense levels that are not offered through this prospectus.

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The 12b-1 plan allows the applicable Fund (other than Citi Institutional Cash Reserves) to pay a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class O shares allows the Fund to pay a monthly fee not to exceed 0.60% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

 In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

 On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials

25

 provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Funds

The Funds’ goals, principal investments and risks are summarized in Funds At A Glance. More information on investments and investment strategies appears below.

Principal Investment Strategies

The Funds’ principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund’s investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies

26

and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

What Are Money Market Instruments?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

Citi Institutional Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies

27

and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Citi Institutional Liquid Reserves invests only in “first-tier” securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Fund’s opinion are of comparable quality. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Institutional Cash Reserves has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Institutional U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund’s investment goals and policies may be changed without a shareholder vote. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

Under normal market conditions, Citi Institutional Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. This policy may not be changed without a shareholder vote.

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Subject to this 80% policy, Citi Institutional Tax Free Reserves may also invest in municipal obligations that are subject to federal alternative minimum tax. The Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Fund’s taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the Fund’s assets are invested in taxable instruments. These investments would cause the amount of the Fund’s income that is subject to tax to increase. Except for its 80% policy, the Fund’s investment goals and policies may be changed without a shareholder vote.

Municipal obligations bought by the Fund must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Fund to be of comparable quality.

What Are Municipal Obligations?

Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.

Citi Institutional Tax Free Reserves may invest in both “general obligation” securities, which are backed by the full faith, credit and taxing power of the issuer, and in “revenue” securities, which are payable only from revenues from a specific project or another revenue source. The Fund also may invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Fund may invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Citi Institutional Tax Free Reserves may purchase municipal obligations under arrangements (called stand-by commitments) where it can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Fund will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Tax Free Reserves may concentrate in participation interests issued by banks and other financial institutions and/or backed by bank obligations. This means that the Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise

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or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Citi Institutional Tax Free Reserves may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality taxable money market instruments, and may not be pursuing its investment objectives.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund’s income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

Investment Structure. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each Fund in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Institutional Liquid Reserves, Institutional U.S. Treasury Reserves and Institutional Tax Free Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, or Institutional Tax Free Reserves, respectively.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a “top-down” approach when selecting securities for the Funds. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

Disclosure Of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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Financial Highlights

The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves’ financial performance for the past five fiscal years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements , is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 has been audited by other independent auditors.

Citi Institutional Liquid Reserves — Class A

For a share of beneficial interest outstanding throughout each year end’s August 31, unless otherwise noted:

	Year Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.025	0.010	0.013	0.022	0.055
Less Distributions From:
Net investment income and net realized gain	(0.025)	(0.010)	(0.013)	(0.022)	(0.055)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.50%	1.03%	1.31%	2.26%	5.60%
Net Assets, End of Year (millions)	$22,459	$17,849	$22,656	$27,835	$18,777
Ratios to Average Net Assets:
Gross expenses(2)	0.38%	0.38%	0.38%	0.43%	0.63%
Net expenses(2)(3)(4)	0.15	0.16	0.18	0.20	0.20
Net investment income(2)(4)	2.53	1.03	1.32	2.18	5.10

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the class will not exceed 0.20%.

(4)

The Fund’s Manager and CGMI and the Manager of the Liquid Reserves Portfolio waived a portion of their management and distribution fees. Such waivers are voluntary and may be reduced or terminated at any time.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Institutional Cash Reserves’ financial performance for the past two fiscal years and the period from September 10, 2002 (when Class O shares commenced operations) to August 31, 2003. Certain information reflects financial results for a single Class O share. The total returns in the table represent the rate that an investor would have earned on an investment in Class O shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves — Class O

For a share of beneficial interest outstanding throughout each year end’s August 31, unless otherwise noted:

	Year Ended August 31,

	2005	2004	2003(1)

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.025	0.010	0.012
Distributions From:
Net investment income and net realized gain	(0.025)	(0.010)	(0.012)

Net Asset Value, End of Year	$1.000	$1.000	$1.000

Total Return(2)	2.49%	1.02%	1.22%
Net Assets, End of Year (millions)	$2,809	$2,896	$1,238
Ratios to Average Net Assets:
Gross expenses(3)	0.84%	0.85%	0.93	%(6)
Net expenses(3)(4)(5)	0.15	0.15	0.15	(6)
Net investment income(3)(4)	2.45	1.03	1.12	(6)

(1)	For the period September 10, 2002 (commencement of operations) to August 31, 2003.

(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on September 10, 2002.

(4)	The Fund’s Manager and CGMI and the Manager of the Prime Cash Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.

(6)	Annualized.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Institutional U.S. Treasury Reserves’ financial performance for the past five fiscal years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional U.S. Treasury Reserves — Class A

For a share of beneficial interest outstanding throughout each year end's August 31, unless otherwise noted:

	Year Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.021	0.008	0.010	0.019	0.050
Less Distributions From:
Net investment income and net realized gain	(0.021)	(0.008)	(0.010)	(0.019)	(0.050)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.11%	0.77%	1.05%	1.91%	5.09%
Net Assets, End of Year (000s)	$574,008	$836,904	$772,688	$830,670	$616,129
Ratios to Average Net Assets:
Gross expenses(2)	0.43%	0.41%	0.43%	0.55%	0.80%
Net expenses(2)(3)(4)	0.25	0.25	0.25	0.25	0.25
Net investment income(2)	2.00	0.77	1.05	1.83	5.01

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

(3)

As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.25%. On August 15, 2005, the voluntary expense limitation was reduced to 0.20%, which may be terminated at any time.

(4)	CGMI and the Manager of the U.S. Treasury Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Institutional Tax Free Reserves’ financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Tax Free Reserves

For a share of beneficial interest outstanding throughout each year end's August 31, unless otherwise noted:

	Year Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.018	0.008	0.011	0.016	0.034
Distributions From:
Net investment income and net realized gain	(0.018)	(0.008)	(0.011)	(0.016)	(0.034)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	1.83%	0.83%	1.07%	1.62%	3.46%
Net Assets,
End of Year (millions)	$1,853	$1,051	$976	$913	$233
Ratios to Average Net Assets:
Gross expenses(2)	0.45%	0.46%	0.47%	0.56%	0.94%
Net expenses(2)(3)(4)	0.20	0.23	0.25	0.25	0.25
Net investment income(2)(4)	1.93	0.82	1.03	1.50	3.36

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, total return would have been lower.

(2)	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

(3)

As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.25% for the fiscal years ended 2003, 2002 and 2001. Effective April 27, 2004, the ratio to average net assets that the Fund will not exceed was reduced to 0.20%,

(4)	The Fund’s Manager and CGMI and the Manager of Tax Free Reserves Portfolio voluntarily waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

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The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund’s investments is available in that Fund’s Annual and Semi-Annual Reports to Shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD 02404 12/05

Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

Table Of Contents

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Fund At A Glance

Citi Institutional Liquid Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

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Institutional Liquid Reserves

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This summary briefly describes Citi Institutional Liquid Reserves and the principal risks of investing in it. For more information, see More About The Fund on page 14.
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Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

5

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration In The Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

6

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns for the Fund’s Class A shares for the calendar years indicated. The table compares the average annual returns for the Fund’s Class A shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund has authorized three classes of shares. Only Class A shares are offered by this prospectus. You should note that the performance of classes will vary, depending on the expense level for that class.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 800-331-1792, toll-free, or contact your account representative.

CITI INSTITUTIONAL LIQUID RESERVES
Annual Total Returns — Class A

Calendar Year Ended December 31

As of September 30, 2005, the Class A shares had a year-to-date return of 2.19%.

Fund’s Highest And Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class A		Quarter Ending
Highest	1.65%	9/30/2000
Lowest	0.24%	6/30/2004

Average Annual Total Returns
as of December 31, 2004

	1 Year	5 Years	10 Years
Class A Shares	1.31%	2.98%	4.29%
iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average	1.03%	2.72%	4.07%

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Fund Fees And Expenses

          This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases			None
Maximum Deferred Sales Charge (Load)			None
Annual Fund Operating Expenses(1) Expenses that are deducted from Fund assets

Management Fees(2)			0.25%
Distribution (12b-1) Fees (includes service fees)			0.10%
Other Expenses			0.03%

Total Annual Operating Expenses*			0.38%

*	Because of voluntary waivers and/or reimbursements actual total operating expenses are not expected to exceed:		0.20%

	These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

(2)	As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

	Average Daily Net Assets	Management Fee Rate
	First $1 billion	0.250%
	Next $1 billion	0.225%
	Next $3 billion	0.200%
	Next $5 billion	0.175%
	Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•				your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•				the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Citi Institutional Liquid Reserves	1 Year	3 Years	5 Years	10 Years

Class A Shares	$39	$122	$213	$480

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Your Account

How To Buy Shares

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Class A shares may be purchased from the Fund’s distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a service agreement with the distributor concerning the Fund (called Service Agents). For more information, or to purchase Class A shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s Co-transfer agent.

How The Price Of Your Shares Is Calculated

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s Co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the Co-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund’s Co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption

9

request has been received by the Co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the Co-transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges

Shares may be exchanged for shares of any other Fund offered in the CitiFunds® family (primarily money market funds). You may place exchange orders through the Co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The Co-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

Frequent Purchases and Redemptions of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take

10

advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

Dividends

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation Of Distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State And Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation Of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distribu-

11

tions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Management Of The Fund

Manager

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Management Fees

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.12% of the Fund’s average daily net assets.
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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Fund’s Distributors.
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The Fund offers other classes of shares with different expense levels. Only Class A shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A shares.

The Fund has adopted a 12b-1 plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. This fee may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
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
In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

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On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through
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fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Fund
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The Fund’s goals, principal investments and risks are summarized in Fund At A Glance. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

Principal Investment Strategies

The Fund’s principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund’s investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality

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under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund’s investments be in U.S. dollar-denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager’s opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

What Are Money Market Instruments?
Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances. The Fund’s investment goals and policies may be changed without a shareholder vote.

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$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund’s income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than Class A shares of Citi Institutional Liquid Reserves.

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Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund’s Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.
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Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as cred-itworthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

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Disclosure Of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.
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Financial Highlights

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The financial highlights table is intended to help you understand Citi Institutional Liquid Reserves’ financial performance for the past 5 years. Certain information reflects financial results for a single Class A Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The information in the following table for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 had been audited by other independent registered public accountants.
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Citi Institutional Liquid Reserves
Class A Shares

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

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	2005	2004	2003	2002	2001

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income from operations:
Net investment income and net realized gain	0.025	0.010	0.013	0.022	0.055

Less distributions from:
Net investment income and net realized gain	(0.025)	(0.010)	(0.013)	(0.022)	(0.055)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total return(1)	2.50%	1.03%	1.31%	2.26%	5.60%

Net assets, end of year (millions)	$22,459	$17,849	$22,656	$27,835	$18,777

Ratios to average net assets:
Gross expenses(2)	0.38%	0.38%	0.38%	0.43%	0.63%
Net expenses(2) (3) (4)	0.15%	0.16%	0.18%	0.20%	0.20%
Net investment income(2)(4)	2.53%	1.03%	1.32%	2.18%	5.10%

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(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the class will not exceed 0.20%.

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(4)

The Fund’s Manager and CGMI and the Manager of the Liquid Reserves Portfolio waived a portion of their management and distribution fees. Such waivers are voluntary and may be reduced or terminated at any time.

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The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

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SEC File Number: 811-6740	FD 03310 12/05

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Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

The Federal Deposit Insurance Corporation does not insure these investments.

These investments are not bank deposits or obligations of Silicon Valley Bank or guaranteed by Silicon Valley Bank.

These investments are subject to investment risks, including possible loss of principal and interest.

Fund at a Glance

SVB Securities Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see More About the Fund on page 12.

FUND GOAL

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived cred-itworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

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Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund’s SVB Securities Liquid Reserves Shares for the calendar years indicated. The table compares the average annual returns for the Fund’s SVB Securities Liquid Reserves Shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Liquid Reserves Shares are offered through this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

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Calendar Year Ended December 31

As of September 30, 2005, SVB Securities Liquid Reserves
Shares had a year-to-date return of 1.86%.

FUND’S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered by the Bar Chart

SVB Securities Liquid Reserves Shares		Quarter Ending

Highest	1.37%	3/31/2001

Lowest	0.14%	6/30/2004

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 2004

	1 Year	Life of Class

SVB Securities Liquid Reserves Shares	0.89%	4.96%*

iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average	1.03%	**

* SVB Securities Liquid Reserves Shares commenced operations on April 24, 2000.

** Information regarding performance for this period is not available.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Liquid Reserves Shares.

SVB SECURITIES LIQUID RESERVES SHARES

SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases			None

Maximum Deferred Sales Charge (Load)			None

ANNUAL FUND OPERATING EXPENSES[1]
Expenses That Are Deducted From Fund Assets

Management Fees[2]			0.25%

Distribution (12b-1) Fees (includes service fees)			0.45%

Other Expenses			0.03%

Total Annual Operating Expenses*			0.73%

*	Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed:		0.60%

	These fee waivers and reimbursements may be reduced or terminated at any time.

[1]

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

[2]	As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

	Average Daily Net Assets	Management Fee Rate
	First $1 billion	0.250%
	Next $1 billion	0.225%
	Next $3 billion	0.200%
	Next $5 billion	0.175%
	Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

SVB Securities Liquid Reserves Shares	$75	$233	$406	$906

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Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. SVB Securities Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund’s Distributors or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with a Distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund’s co-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund’s co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the co-transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

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EXCHANGES

There are currently no exchange privileges in effect with respect to SVB Securities Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation of Distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gains dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income”, which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding

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rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

Management of the Fund

MANAGER

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

MANAGEMENT FEES

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.12% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

DISTRIBUTION ARRANGEMENTS

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Asset Management (“CAM”) serve as the fund’s Distributors.

The Fund offers other classes of shares with different expense levels. Only SVB Securities Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a 12b-1 plan for SVB Securities Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay a monthly fee not to exceed 0.45% per year of the average daily net assets represented by SVB Securities Liquid Reserves Shares. This fee may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of the Fund’s assets,

10

over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve

11

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as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About the Fund
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The Fund’s goals, principal investments, risks and disclosure of portfolio holdings are summarized in Fund at a Glance. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund’s investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund’s investments be in U.S. dollar-denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager’s opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

12

WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances. The Fund’s investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund’s income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Liquid Reserves Shares.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund’s Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as credit-worthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

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DISCLOSURE OF PORTFOLIO HOLDINGS
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A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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The Fund. SVB Securities Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves.
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13

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single SVB Securities Liquid Reserves share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Liquid Reserves shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The Fund’s financial statements for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 had been audited by other independent registered public accountants.

Citi Institutional Liquid Reserves
SVB Securities Liquid Reserves Shares

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

	2005	2004	2003	2002	2001

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income from operations:
Net investment income and net realized gain	0.020	0.006	0.009	0.018	0.051
Less distributions from:
Net investment income and net realized gain	(0.020)	(0.006)	(0.009)	(0.018)	(0.051)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total return(1)	2.06%	0.63%	0.91%	1.86%	5.20%
Net assets, end of year (millions)	$208	$213	$286	$491	$1,417
Ratios to average net assets:
Gross expenses(2)	0.73%	0.73%	0.73%	0.75%	1.02%
Net expenses(2) (3) (4)	0.58%	0.56%	0.58%	0.60%	0.59%
Net investment income(2) (4)	2.02%	0.62%	0.94%	1.97%	4.71%

(1)	Performance figures may reflect voluntary fee waivers. past performance is no guarantee of future results. in the absence of voluntary fee waivers, the total return would be lower.

(2)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the class will not exceed 0.60%.

(4)

The Fund’s Manager and CGMI and the Manager of the Liquid Reserves Portfolio waived a portion of their management and distribution fees. such waivers are voluntary and may be reduced or terminated at any time.

14

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD 02407 12/05

a class of

CitiSM Institutional Liquid Reserves

PROSPECTUS

December 31, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

The Federal Deposit Insurance Corporation
does not insure these investments.

These investments are not bank deposits or obligations of
Silicon Valley Bank or guaranteed by Silicon Valley Bank.

These investments are subject to investment risks,
including possible loss of principal and interest.

Fund at a Glance

SVB Securities Institutional Liquid Reserves Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see More About the Fund on page 12.

FUND GOAL

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived cred-itworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

4

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s SVB Securities Institutional Liquid Reserves Shares total returns for the calendar years indicated. The table compares the average annual returns for the Fund’s SVB Securities Institutional Liquid Reserves Shares to the performance of the iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average.

The Fund offers two other classes of shares, but only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

5

Calendar Year Ended December 31

As of September 30, 2005, SVB Securities Institutional Liquid Reserves Shares had a year-to-date return of 2.14%.

FUND’S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered by the Bar Chart

SVB Securities Institutional Liquid Reserves Shares		Quarter Ending

Highest	0.50%	3/31/2002

Lowest	0.23%	6/30/2004

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 2004
		Life of Class Since June 5, 2001

	1 Year
SVB Securities Institutional Liquid Reserves Shares	1.26%	1.69%
iMoneyNet 1st Tier Institutional Taxable Money Market Funds Average	1.03%	*
* Information regarding performance for this period is not available.

6

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Institutional Liquid Reserves Shares.

SVB SECURITIES INSTITUTIONAL LIQUID RESERVES SHARES

SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None

Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES[1]
Expenses That Are Deducted From Fund Assets

Management Fees[2]	0.25%

Distribution (12b-1) Fees (includes service fees)	0.10%

Other Expenses	0.03%

Total Annual Operating Expenses*	0.38%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed:	0.24%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

[1]

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

[2]	As of October 1, 2005, the Management Fee was revised from 0.25% to an annual rate that decreases as Fund assets increase in accordance with the following breakpoint schedule:

Average Daily Net Assets	Management Fee Rate
First $1 billion	0.250%
Next $1 billion	0.225%
Next $3 billion	0.200%
Next $5 billion	0.175%
Over $10 billion	0.150%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
SVB Securities Institutional Liquid Reserves Shares	$ 39	$ 122	$ 213	$ 480

7

Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of SVB Securities from the Fund’s Distributors or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with a Distributor concerning the Fund. You pay no sales charge (load) to invest in the Fund. The Fund and the Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund’s co-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund’s co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the co-transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

8

EXCHANGES

There are currently no exchange privileges in effect with respect to SVB Securities Institutional Liquid Reserves Shares. However, in the future, you may be able to exchange your shares of the Fund for shares of certain other funds that are made available by your Service Agent. Your Service Agent will provide you with more information about available funds, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

There is no sales charge on shares you get through an exchange.

The exchange privilege, if implemented, may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation of Distributions: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income”, which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.

State and Local Taxes: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to per-

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sons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

Management of the Fund

MANAGER

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

MANAGEMENT FEES

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.12% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

DISTRIBUTION ARRANGEMENTS

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the fund’s Distributors.

The Fund offers other classes of shares with different expense levels. Only SVB Securities Institutional Liquid Reserves Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a 12b-1 plan for SVB Securities Institutional Liquid Reserves Shares under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by SVB Securities Institutional Liquid Reserves Shares. This fee may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional

10

activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve

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as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About the Fund

The Fund’s goals, principal investments, risks and disclosure of portfolio holdings are summarized in Fund at a Glance. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund’s investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund’s investments be in U.S. dollar-denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager’s opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

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WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances. The Fund’s investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund’s income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Institutional Liquid Reserves Shares.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund’s Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as credit-worthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

The Fund. SVB Securities Institutional Liquid Reserves Shares are a class of shares of Citi Institutional Liquid Reserves.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past four fiscal years and for the period from June 5, 2001 (commencement of operations) to August 31, 2001. Certain information reflects financial results for a single SVB Securities Institutional Liquid Reserves Share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Institutional Liquid Reserves Shares of the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The Fund’s financial statements for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 had been audited by other independent registered public accountants.

Citi Institutional Liquid Reserves

SVB Securities Institutional Liquid Reserves Shares

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

	2005	2004	2003	2002	2001(1)

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Operations:
Net investment income and net realized gain	0.024	0.010	0.013	0.022	0.010
Less Distributions From:
Net investment income and net realized gain	(0.024)	(0.010)	(0.013)	(0.022)	(0.010)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	2.43%	1.00%	1.27%	2.22%	0.96	%(3)
Net Assets, End of Year (millions)	$3,331	$2,485	$2,180	$2,799	$1,088
Ratios to Average Net Assets:
Gross expenses(4)	0.38%	0.38%	0.38%	0.40%	0.59	%(7)
Net expenses(4) (5) (6)	0.22	0.20	0.22	0.24	0.24	(7)
Net investment income(4)(5)	2.45	0.99	1.28	2.11	5.06	(7)

(1)	For the period June 5, 2001 (commencement of operations) to August 31, 2001.

(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	The total return of 4.08% was previously reported incorrectly using an annualized basis. The restated total return of 0.96% is presented on a non-annualized basis.

(4)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the class will not exceed 0.24%.

(6)

The Fund’s Manager and CGMI and the Manager of the Liquid Reserves Portfolio waived a portion of their management and distribution fees. Such waivers are voluntary and may be reduced or terminated at any time.

(7)	Annualized.

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The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD02406 12/05

Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

Fund At A Glance

CitiSM Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

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Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About The Fund on page 14.

Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. Investing in high quality, short term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default

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on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate And Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration In The Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

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Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average. The chart and table show the performance of the Fund’s Class L shares because the Fund’s Class I shares did not have any shares outstanding as of December 31, 2004.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class I Shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
Annual Total Returns — Class L*

Calendar Year Ended December 31

As of September 30, 2005, the Class L shares had a year-to-date return of 2.15%.

Fund’s Highest And Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class L*		Quarter Ending
Highest	1.63%	9/30/2000
Lowest	0.23%	3/31/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	Since Inception
Class L*	1.25%	2.85%	3.60%**
iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average	1.07%	2.73%	***

*

Class L shares are not offered in this Prospectus. Class L shares and Class I shares are invested in the same portfolio of securities, but Class I shares are expected to have higher expenses and would have correspondingly lower annual returns.

**	Class L commenced operations on October 17, 1997.

***	Information regarding performance for this period is not available.

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Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class I
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.35%
Other Expenses	0.05%

Total Annual Operating Expenses*	0.60%

* Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:	0.45%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

Based on estimated amounts for the current fiscal year. The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the expenses of both the Fund and Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves	1 Year	3 Years	5 Years	10 Years

Class I Shares	$61	$192	$335	$750

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Your Account

How To Buy Shares

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Class I shares may be purchased from the Fund’s Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and the Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s co-transfer agent.

How The Price Of Your Shares Is Calculated

The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund’s co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on

9

the business day on which you sell your shares, or if your redemption request is received by the co-transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent Purchases And Redemptions Of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

United Kingdom Investors

The Fund has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in the Fund are not covered by the Financial Services Compensation Scheme.

The Fund’s Facilities Agent is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

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Dividends

Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation Of Distributions: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation Of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

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Management Of The Fund

Manager

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Management Fees

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.11% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Fund’s Distributors.

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class I shares. The 12b-1 plan allows the Fund to pay the Distributors, Service Agents or others a monthly fee as a percentage of the average daily net assets represented by Class I shares, at an annual rate not to exceed 0.35%.

These fees may be used to make payments to the Distributors for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substan-

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tial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be

13

placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and herefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Fund

The Fund’s goals, principal investments and risks are summarized in Fund At A Glance. More information on investments, investment strategies, and disclosure of portfolio holdings appears below.

Principal Investment Strategies

The Fund’s principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or,

14

if unrated, in the Manager’s opinion, be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obliga-

What Are Money Market Instruments?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government; or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short term unsecured debts), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

tions of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

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$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund’s income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Class I Shares.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as cred-itworthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

Disclosure Of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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Financial Highlights

Class I shares are not currently outstanding. The Fund has offered Class L shares since October 17, 1997. The table below shows the financial highlights for Class L shares. Class L and Class I shares invest in the same portfolio of securities, but Class I shares are expected to have higher expenses.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class L share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves

Class L Shares

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

	,
	Year Ended August 31,

	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.024	0.010	0.012	0.020	0.053
Distributions From:
Net investment income and net realized gain	(0.024)	(0.010)	(0.012)	(0.020)	(0.053)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.44%	0.97%	1.24%	1.98%	5.42%
Net Assets, End of Year (millions)	$579	$673	$867	$1,018	$745
Ratios to Average Net Assets:
Gross expenses(2)	0.34%	0.35%	0.42%	0.38%	0.37%
Net expenses(2)(3)	0.20 (4)	0.20 (4)	0.20 (4)	0.25	0.25
Net investment income(2)(3)	2.40	0.96	1.24	1.90	5.17

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(3)	The Fund’s Manager and CGMI and the Manager of the Prime Cash Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.20%.

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The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792 toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD 03102 12/05

Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

Fund At A Glance

CitiSM Institutional Cash Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

4

Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About the Fund on page 14.

Fund Goal

          The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the

5

perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

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Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class L shares for the calendar years indicated. The table compares the average annual returns for Class L shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class L Shares are offered by this prospectus. You should note that the performance of classes may vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES

Annual Total Returns — Class L

Calendar Year Ended December 31

As of September 30, 2005, the Class L shares had a year-to-date return of 2.15%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class L		Quarter Ending
Highest	1.63%	9/30/2000
Lowest	0.23%	3/31/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	Since Inception
Class L	1.25%	2.85%	3.60	%*
iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average	1.07%	2.73%		**

*	Class L commenced operations on October 17, 1997.

**	Information regarding performance for this period is not available.

7

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class L
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.04%

Total Annual Operating Expenses*	0.34%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.20%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves	1 Year	3 Years	5 Years	10 Years

Class L Shares	$35	$109	$191	$431

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Your Account

How To Buy Shares

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Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Class L shares may be purchased from the Fund’s Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund and the Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionally in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s co-transfer agent.
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How The Price Of Your Shares Is Calculated

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The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.
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How To Sell Shares

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You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund’s co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is
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received by the co-transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.
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Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent Purchases And Redemptions Of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

United Kingdom Investors

The Fund has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in the Fund are not covered by the Financial Services Compensation Scheme.

The Fund’s Facilities Agent is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

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Dividends

Each business day when the Fund determines its NAV it calculates its net income and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays to you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

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Management Of The Fund
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Manager

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

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On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Management Fees

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.11% of the Fund’s average daily net assets.
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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

Distribution Arrangements

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Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Fund’s Distributors.
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The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

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The Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940 pertaining to Class L shares. The 12b-1 plan allows the Fund to pay the Distributors, Service Agents or others a monthly fee as a percentage of the average daily net assets represented by Class L shares, at an annual rate not to exceed 0.10% .

These fees may be used to make payments to the Distributors for distribution services, and to Service Agents or others as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.
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The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.
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Recent Developments

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On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.
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The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Fund
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The Fund’s goals, principal investments and risks are summarized in Fund At A Glance. More information on investments, investment strategies, and disclosure of portfolio holdings appears below.

Principal Investment Strategies

The Fund’s principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion, be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been

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determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

What are Money Market Instruments?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short term unsecured debts), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days,

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under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund’s income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Class L Shares.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectation concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

Disclosure Of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves
Class L Shares

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

	Years Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.024	0.010	0.012	0.020	0.053
Distributions From:
Net investment income and net realized gain	(0.024)	(0.010)	(0.012)	(0.020)	(0.053)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.44%	0.97%	1.24%	1.98%	5.42%
Net Assets, End of Year (millions)	$579	$673	$867	$1,018	$745
Ratios to Average Net Assets:
Gross expenses(2)	0.34%	0.35%	0.42%	0.38%	0.37%
Net expenses(2)(3)	0.20 (4)	0.20 (4)	0.20 (4)	0.25	0.25
Net investment income(2)(3)	2.40	0.96	1.24	1.90	5.17

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(3)	The Fund’s Manager and CGMI and the Manager of the Prime Cash Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.20%.

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The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792 toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-(202)-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD 03103 12/05

a class of

CitiSM Institutional Cash Reserves

PROSPECTUS

December 31, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

The Federal Deposit Insurance Corporation
does not insure these investments.

These investments are not bank deposits or obligations of
Silicon Valley Bank or guaranteed by Silicon Valley Bank.

These investments are subject to investment risks,
including possible loss of principal and interest.

Fund at a Glance

SVB Securities Horizon Shares are shares of a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

This summary briefly describes the Fund and the principal risks of investing in it. For more information, see More About the Fund on page 12.

FUND GOAL

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived cred-itworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

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Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

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Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund’s SVB Securities Horizon Shares for the calendar years indicated. The table compares the average annual returns for the Fund’s SVB Securities Horizon Shares to the performance of the iMoneyNet, Inc. AAA-rated 1st Tier Institutional Money Market Funds Average.

The Fund has authorized five classes of shares. Only SVB Securities Horizon Shares are offered by this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

 Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 800-303-7371, toll-free, or contact your account representative.

Calendar Year Ended December 31

As of September 30, 2005, SVB Securities Horizon Shares had a year-to-date return of 2.07%.

FUND’ S HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered by the Bar Chart

SVB Securities Horizon Shares	Quarter Ending

Highest 0.43%	December 31, 2004

Lowest 0.13%	December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 2004
	1 Year	Life of Fund Since June 1, 2001

SVB Securities Horizon Shares	1.14%	1.09%

iMoney Net, Inc. AAA-Rated 1st Tier Institutional Money Market Funds Average	1.07%	*

* Information regarding performance for this period is not available.

6

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold SVB Securities Horizon Shares.

SVB SECURITIES HORIZON SHARES

SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None

Maximum Deferred Sales Charge (Load)	None

ANNUAL FUND OPERATING EXPENSES[1]
Expenses That Are Deducted From Fund Assets

Management Fees	0.20%

Distribution (12b-1) Fees (includes service fees)	0.27%

Other Expenses	0.04%

Total Annual Operating Expenses*	0.51%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.35%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

[1]

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). This table reflects the expenses of both the Fund and Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

SVB Securities Horizon Shares	$52	$164	$285	$640

7

Your Account

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. SVB Securities Horizon Shares may be purchased by customers of SVB Securities from the Fund’s Distributors or a broker-dealer or financial institution (called a Service Agent) that has entered into a service agreement with a Distributor concerning the Fund.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. If you pay by check, your order is effective when the check clears. The Fund and the Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s co-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 5:00 p.m. Eastern time every day the NYSE is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund’s securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s co-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the co-transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund’s co-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the co-transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the co-transfer agent after 5 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

The Fund may adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

8

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally will have to pay federal income tax, and any state or local taxes, on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income”, which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: The Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.

9

Management of the Fund

MANAGER

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

MANAGEMENT FEES

For the fiscal year ended August 31, 2005, the Fund’s Manager received a fee, after waivers, of 0.11% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the fiscal year ended August 31, 2005.

DISTRIBUTION ARRANGEMENTS

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Fund’s Distributors.

The Fund offers other classes of shares with different expense levels. Only SVB Securities Horizon Shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted a 12b-1 plan for SVB Securities Horizon Shares under Rule 12b-1 of the Investment Company Act of 1940 which permits payments on an annual basis not to exceed, in the aggregate, 0.27% of the average daily net assets represented by the Shares. The fees payable under the plan may be used to pay the Distributors, Service Agents or others a fee for providing personal services or the maintenance of shareholder accounts, and to pay compensation for the sale of the Shares, as well as for advertising, marketing or other promotional activities in connection with the sale of the Shares. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

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RECENT DEVELOPMENTS

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

11

More About the Fund

The Fund’s goals, principal investments and risks are summarized in Fund at a Glance. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered a high quality security under the regulations, the security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion be of comparable quality.

The Fund has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager’s opinion, be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-

12

backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund’s income or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

Investment Structure. The Fund does not invest directly in securities but instead invests in securities through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in the underlying fund at any time, and will do so if the Fund’s trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than SVB Securities Horizon Shares.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Fund’s Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as credit-worthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

The Fund. SVB Securities Horizon Shares are a class of shares of Citi Institutional Cash Reserves.

13

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the four fiscal years ended August 31, 2005, 2004, 2003 and 2002 and for the period from June 1, 2001 to August 31, 2001. Certain information reflects financial results for a single SVB Securities Horizon share. The total returns in the table represent the rate that an investor would have earned on an investment in SVB Securities Horizon shares of the Fund (assuming reinvestment of all dividends and distributions). This information have been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves
SVB Securities Horizon Shares

For a share of beneficial interest outstanding throughout the year ended August 31st, unless otherwise noted:

	For the Year Ended August 31,

	2005	2004	2003	2002	2001(1)

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.023	0.009	0.008	0.010	0.007
Distributions From:
Net investment income and net realized gain	(0.023)	(0.009)	(0.008)	(0.010)	(0.007)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(2)	2.34%	0.87%	0.75%	1.02%	2.95%
Net Assets, End of Year (000s)	$183,230	$107,426	$118,150	$9	$36,069
Ratios to Average Net Assets:
Gross expenses(3)	0.51%	0.52%	0.59%	1.33%	1.47	%(4)
Net expenses(3)(5)	0.30 (6)	0.30 (6)	0.42	1.20	1.20	(4)
Net investment income(3)(5)	2.37	0.88	0.81	0.95	3.24	(4)

(1)	For the period June 1, 2001 (commencement of operations) to August 31, 2001.
(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.
(4)	Annualized
(5)	The Fund’s Manager and the Manager of the Prime Cash Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets for the period indicated above did not exceed 0.30%.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-303-7371, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI, reports, and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Number: 811-6740	FD 02408 12/05

PROSPECTUS

December 31, 2005

CitiFunds®
INSTITUTIONAL SERIES

Command Financial Press Composition • Tel 212/274-0070 • Fax 212/274-8262

Under a licensing agreement between Citigroup and Legg Mason, the name of the Funds, the names of any classes of shares of the Funds, and the name of the investment adviser of the Funds, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Funds. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

Funds At A Glance

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.

3

Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the

4

perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

5

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class S shares for the calendar years indicated. The table compares the average annual returns for Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares, Class I, Class L, Class O, Class S, and SVB Securities Horizon shares. Only Class S shares are offered in this prospectus. You should note that the performance of classes will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
Annual Total Returns — Class S

Calendar Year Ended December 31

As of September 30, 2005, the Class S shares had a year-to-date return of 2.03%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class S	Quarter Ending
Highest 1.59%	September 30, 2000
Lowest 0.19%	March 31, 2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	Since Inception
Class S	1.09%	2.69%	2.83*%
iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average	1.07%	2.73%	**

*	Class S commenced operations on October 6, 1999.

**	Information regarding performance for this period is not available.

6

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class S
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.25%
Other Expenses	0.04%

Total Annual Operating Expenses*	0.49%

* Because of voluntary waivers and/or reimbursements actual total operating expenses are expected to be:	0.35%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio (formerly Institutional Reserves Portfolio). The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves	1 Year	3 Years	5 Years	10 Years

Class S Shares	$50	$157	$274	$616

7

Citi Premium Liquid Reserves

This summary briefly describes Citi Premium Liquid Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

Citi Premium Liquid Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks;

•	commercial paper and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on

8

debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in Bank Obligations. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will also affect the bank’s financial situation.

Who May Want To Invest

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You’re seeking higher returns than are usually available from U.S. Treasury money market funds.

Don’t invest in the Fund if:

•	You’re seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

9

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM LIQUID RESERVES

Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2005, the Fund had a year-to-date return of 2.00%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Quarter Ending
Highest 1.60%	12/31/2000
Lowest 0.18%	6/30/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	10 Years
Citi Premium Liquid Reserves	1.06%	2.75%	4.06%
iMoneyNet 1st Tier Taxable Money Market Funds Average	0.67%	2.35%	3.72%

10

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Operating Expenses(1)Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.07%

Total Annual Operating Expenses*	0.52%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.40%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio (formerly Institutional Reserves Portfolio).

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium Liquid Reserves	1 Year	3 Years	5 Years	10 Years

	$53	$167	$291	$653

11

Citi Premium U.S. Treasury Reserves

This summary briefly describes Citi Premium U.S. Treasury Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

U.S. Treasury Reserves under normal circumstances invests all of its assets in:

•	U.S. Treasury bills, notes and bonds;

•	Treasury receipts; and

•	Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Interest Rate and Market Risk. A major change in interest rates or a significant decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

12

Who May Want To Invest

You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium U.S. Treasury Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You want the added safety of a fund that invests only in U.S. government securities.

Don’t invest in the Fund if:

•	You’re seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects certain fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES

Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2005, the Fund had a year-to-date return of 1.73%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Quarter Ending
Highest 1.49%	12/31/2000
Lowest 0.12%	3/31/2004

Average Annual Total Returns
As of December 31, 2004

	1 Year	5 Years	10 Years
Citi Premium U.S.
Treasury Reserves	0.82%	2.40%	3.61%
iMoneyNet 100% U.S.
Treasury Rated
Money Market Funds
Average	0.65%	2.25%	3.50%

13

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM U.S. TREASURY RESERVES

Fee Table

Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.08%

Total Annual Fund Operating Expenses*	0.53%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.45%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium U.S. Treasury Reserves	1 Year	3 Years	5 Years	10 Years

	$54	$170	$296	$665

14

Your Account

How To Buy Shares

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Shares may be purchased from the Funds’ Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its Distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with a Fund’s transfer agent.

How The Price Of Your Shares Is Calculated

Each Fund calculates its net asset value (NAV) every day the NYSE is open for trading.

•	Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time

•	Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time

•	U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds’ securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares

You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Funds’ transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds’ transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

15

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

For Citi Institutional Cash Reserves Only: Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 5:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.

For All Other Funds: You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges

Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the CitiFunds family (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

Frequent Purchases And Redemptions Of Fund Shares

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted

16

policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares.

The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of a Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund’s performance.

United Kingdom Investors (Institutional Cash Reserves Only)

Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Citigroup Asset Management Ltd. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

Dividends

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Retirement Accounts

Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally have to pay federal income tax and any state or local taxes on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

17

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by a Fund. A Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Funds antiticpate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Management Of The Funds

Manager

The Funds’ investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds’ investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

On June 23, 2005, Citigroup Inc. (“Citigroup”) entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between each Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

18

Management Fees

For the fiscal year ended August 31, 2005, the Funds’ manager received the following fees, after waivers:

Fund	Fee, As a Percentage of Average Daily Net Assets, After Waivers

Citi Institutional Cash Reserves	0.11%
Citi Premium Liquid Reserves	0.23%
Citi Premium U.S. Treasury Reserves	0.27%

A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s management agreement is available in that Fund’s Annual Report for the fiscal year ended August 31, 2005.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Funds’ Distributors.

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

Each Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan for each of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves allows each Fund to pay its Distributors, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class S shares allows the Fund to pay to its Distributors, Service Agents or others a monthly fee not to exceed 0.25% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI

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relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”).Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed,

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to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Funds

The Funds’ goals, principal investments and risks are summarized in Funds At A Glance. More information on investments and investment strategies appears below.

Principal Investment Strategies

The Funds’ principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund’s investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund’s investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Manager’s opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

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What Are Money Market Instruments?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

Citi Institutional Cash Reserves has adopted investment policies that are more restrictive than the regulations. These investment policies require that all of the Fund’s investments be in U.S. dollar denominated “first-tier” securities which have been determined by the Manager to present minimal credit risks. To be a “first-tier” security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Manager’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The

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Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Citi Premium Liquid Reserves invests only in “first-tier” securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager’s opinion are of comparable quality. The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund’s investment goals and policies may be changed without a shareholder vote. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by a Fund, if expenses exceed a Fund’s income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

Investment Structure. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. A Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual funds as Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a “top-down” approach when selecting securities for the Funds. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the

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average weighted maturity of a Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

Disclosure Of Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in each Fund’s SAI.

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Financial Highlights

The financial highlights table is intended to help you understand Citi Institutional Cash Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class S share. The total returns in the table represent the rate that an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Institutional Cash Reserves — Class S

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

	Years Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.023	0.008	0.011	0.018	0.051
Distributions From:
Net investment income and net realized gain	(0.023)	(0.008)	(0.011)	(0.018)	(0.051)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.29%	0.82%	1.09%	1.83%	5.26%
Net Assets, End of Year (millions)	$482	$475	$289	$207	$84
Ratios to Average Net Assets:
Gross expenses(2)	0.49%	0.50%	0.57%	0.53%	0.52%
Net expenses(2)(3)	0.35 (4)	0.35 (4)	0.35 (4)	0.40	0.40
Net investment income(2)(3)	2.29	0.82	1.04	1.75	4.97

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(3)	The Fund’s Manager and CGMI and the Manager of the Prime Cash Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.35%.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended August 31, 2005 has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The Fund’s financial statements for the fiscal years ended August 31, 2001, 2002, 2003 and 2004 had been audited by other independent registered public accountants.

Citi Premium Liquid Reserves

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

	Years Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.022	0.008	0.011	0.020	0.053
Less Distributions From:
Net investment income and net realized gain	(0.022)	(0.008)	(0.011)	(0.020)	(0.053)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	2.25%	0.79%	1.09%	2.06%	5.39%
Net Assets, End of Year (millions)	$501	$950	$1,532	$1,313	$1,303
Ratios to Average Net Assets:
Gross expenses(2)	0.52%	0.50%	0.50%	0.59%	0.80%
Net expenses(2)(3)(4)	0.40	0.40	0.40	0.40	0.40
Net investment income(2)(4)	2.10	0.78	1.07	2.03	5.17

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.40%.

(4)	The Fund’s Manager and the Manager of the Liquid Reserves Portfolio waived a portion of their fees. Such waivers are voluntary and may be reduced or terminated at any time.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request.

Citi Premium U.S. Treasury Reserves

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

	Years Ended August 31,

	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income and net realized gain	0.019	0.006	0.008	0.017	0.048
Less Distributions From:
Net investment income and net realized gain	(0.019)	(0.006)	(0.008)	(0.017)	(0.048)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return(1)	1.90%	0.57%	0.85%	1.70%	4.88%
Net Assets, End of Year (000s)	$384,003	$390,847	$372,823	$724,108	$420,757
Ratios to Average Net Assets:
Gross expenses(2)	0.53%	0.53%	0.53%	0.64%	0.84%
Net expenses(2) (3) (4)	0.45	0.45	0.45	0.45	0.45
Net investment income(2)	1.83	0.56	0.91	1.67	4.76

(1)	Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(2)	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

(3)	The Fund’s Manager and the Manager of the U.S. Treasury Reserves Portfolio waived a portion of their management fee. Such waivers are voluntary and may be reduced or terminated at any time.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.45%, which may be terminated at any time.

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The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund’s investments is available in that Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Numbers: 811-5812 811-6740	FD02405 12/05

 Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

Fund At A Glance

Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. Please note that the Fund is not a Money Market Fund, and is not subject to the strict rules that govern the quality, maturity and other features of securities that Money Market Funds may purchase. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

4

Citi Institutional Enhanced Income Fund

 This summary briefly describes Citi Institutional Enhanced Income Fund and the principal risks of investing in it. For more information, see More About The Fund on page 16.

Fund Goal

The Fund’s goal is to provide its shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund invests primarily in money market instruments and other short-term debt securities denominated in U.S. dollars. The Fund’s investments may include:

•	obligations of U.S. and non-U.S. banks;

•	corporate debt obligations and asset backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada; and

•	mortgage-backed securities.

Under normal circumstances, the Fund’s assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s), and other longer term debt obligations rated at least A3 by Moody’s or A- by Standard & Poor’s. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody’s or AAA by Standard & Poor’s. With respect to any type of security, the Fund may also invest in unrated securities that the Fund’s Manager determines are of comparable quality to rated securities in which the Fund might otherwise invest.

Unlike a money market fund, the Fund may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

The average maturity of the Fund’s investments (on a dollar-weighted basis) usually will be one year or less. The Fund may invest in fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Unlike a money market fund, the Fund will not attempt to maintain a stable net asset value per share, and may pursue investment strategies that cause the Fund’s net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks

Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund.

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The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests primarily in short-term and floating rate instruments. As a result, the amount of income paid to you by the Fund may go up or down depending on variations in short-term interest rates. Investing in higher quality, shorter-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low as they have been recently, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Interest Rate And Market Risk. A substantial portion of the Fund’s assets may be invested in fixed-income securities, the value of which tend to be particularly responsive to changes in interest rates. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income security can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income security can generally be expected to decline. A change in interest rates or a significant decline in the market value of a Fund investment or other market event could cause the value of an investment in the Fund, or its yield, to decline.

Credit Risk. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline. In addition, securities rated below the highest applicable rating category for debt obligations or comparable unrated securities may be more susceptible to the adverse effects of changes in circumstances and economic conditions affecting issuers’ creditworthiness than securities rated in the highest short-term rating category or comparable unrated securities. You should note that because the Fund may invest in longer term securities that are rated below the highest rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality, the Fund is subject to greater credit risk than a money market fund.

Prepayment And Extension Risk. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the prepaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund’s share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.

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Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to those in the U.S. and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

Portfolio Selection. The success of the Fund’s investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

Fund Performance

Since the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this Prospectus.

7

Fund Fees And Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table

Shareholder Fees – Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases		None
Maximum Deferred Sales Charge (Load)		None
Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

	Class I	Class Y
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees (includes service fees)	0.10%	0.25%
Other Expenses(2)	0.33%	0.33%

Total Annual Operating Expenses*	0.58%	0.73%

* Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be:	0.05%	0.20%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio.This table reflects the direct expenses of the Fund and its allocated share of the expenses of Institutional Enhanced Portfolio.

(2)	The amounts set forth in “Other Expenses” for Class Y shares have been estimated based on expenses the Fund expects to incur during its current fiscal year.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;

• you then sell all of your shares at the end of those periods;

• you reinvest all dividends and distributions;

• your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

• the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$59	$186	$324	$726
Class Y Shares	$75	$233	$406	$906

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Your Account

How To Buy Shares

 Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Shares may be purchased from the Fund’s distributors, financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I and Class Y shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund’s transfer agent at 1-800-331-1792.

The Fund does not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Shares are purchased at net asset value the next time it is calculated after your order and the purchase price are received in proper form by the Fund. The Fund and its distributors have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund’s transfer agent.

How The Price Of Your Shares Is Calculated

 The Fund calculates its net asset value (“NAV”) every day the NYSE is open for trading at the close of regular trading (normally 4:00 p.m., Eastern time). On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.

The Board of Trustees has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees has delegated certain valuation functions for the Fund to the Manager.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreli-

9

able, the market price may be determined, using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

How To Sell Shares

 You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Fund’s transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund’s transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

 You will receive your redemption proceeds in federal funds normally one business day after the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you.

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Your shares will be sold at net asset value on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges

 Shares may be exchanged for shares of any other fund offered in the CitiFunds family. You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes when you exchange shares.

 Frequent Purchases And Redemptions Of Fund Shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund’s long term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the New York Stock Exchange on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board of Trustees of the Fund has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the Manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the Fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of fund shares by that account. Where surveil-

11

lance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. The Fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the Fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The Fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about the Fund’s portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The Fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Dividends

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day after your purchase order becomes effective. You will receive dividends through the day your redemption order is received and accepted, but not on the following business day when your redemption proceeds will normally be paid. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

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Tax Matters

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Federal Taxation Of Distributions. You will normally have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund’s net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

State And Local Taxes. Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation Of Transactions. If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Non-U.S. Shareholders. The Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund’s account application for additional information regarding backup withholding of federal income tax.

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Management Of The Fund

Manager

The Fund’s investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund’s investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

 On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. (“Legg Mason”). The transaction took place on December 1, 2005. As a result, the Manager, previously an indirect wholly-owned subsidiary of Citigroup, became an indirect wholly-owned subsidiary of Legg Mason. A new investment management contract between the Fund and the Manager became effective on December 1, 2005.

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 2, 2005, Legg Mason’s asset management operation had aggregate assets under management of approximately $830 billion.

Kevin Kennedy is portfolio manager of the Fund and is responsible for the day-to-day management of the Fund’s portfolio.

 Kevin Kennedy is a managing director of Citigroup Global Markets and an investment officer of the Manager. He currently serves as the head of the Manager’s Liquidity/Government group. Mr. Kennedy has been a portfolio  manager of the Manager or its predecessors since 1993.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund.

Management Fees

 For the fiscal year ended August 31, 2005, the Fund’s Manager received no fee, after waivers. The Manager also reimbursed expenses.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s management agreement is available in the Fund’s Annual Report for the period ended August 31, 2005.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as the Fund’s Distributors.

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate 12b-1 plans under rule 12b-1 of the Investment Company Act of 1940 pertaining to Class I and Class Y shares of the Fund. The 12b-1 plans allow the Fund to pay monthly service fees as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

Class I	0.10%
Class Y	0.25%

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 These fees may be used to make payments to the Distributors and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributors and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Fund’s Distributors, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent Developments

 On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”).Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

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 The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason Inc.

More About The Fund

The Fund’s goal, principal investments and risks are summarized in Fund At A Glance. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

Principal Investment Strategies

The Fund’s principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund’s investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund invests primarily in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Fund may

16

invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition and floating rate obligations with final maturities of up to approximately five years from the date of acquisition.

Under normal circumstances, the Fund’s assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s), and other longer-term debt obligations rated at least A3 by Moody’s or A- by Standard & Poor’s. Asset-backed securities purchased by the Fund will generally be rated Aaa by Moody’s or AAA by Standard & Poor’s. With respect to any type of security, the Fund may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

The Fund’s investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund’s investment goals and policies may be changed without a shareholder vote.

What Are Money Market Instruments?

Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

What Are Debt Securities?

Debt securities generally represent a debt obligation of an issuer, and include bonds, short-term obligations, mortgage-backed and asset-backed securities, and preferred stock. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.

Portfolio Turnover. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund’s investment objective, without regard to the length of time a particular security may have been held. The amount of transaction costs and realization of taxable capital gains will tend to increase as the level of the activity increases.

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Defensive Investing. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Structure. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Fund.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a “top-down” approach when selecting securities for the Fund. When using a “top-down” approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund’s investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer creditworthy, or in order to adjust the average weighted maturity of the Fund’s portfolio (for example, to reflect changes in the Manager’s expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

Disclosure Of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period shown with respect to Class I shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, are included in the annual report which is available upon request. Class Y shares were not operational as of the fiscal year ended August 31, 2005.

Class I Shares

For a share of beneficial interest outstanding throughout each year ended August 31st, unless otherwise noted:

For The Period From September 23, 2004 To August 31, 2005

2005(1)

Net Asset Value, Beginning of Year	$2.00

Income From Operations:
Net investment income	0.052
Net realized and unrealized loss	(0.002)

Total Income From Operations	0.050

Less Distributions From:
Net investment income	(0.052)
Net realized gain	0.000 (2)

Total Distributions	(0.052)

Net Asset Value, End of Period	$2.00

Total Return(3)	2.65%

Net Assets, End of Period (000s)	$72,478

Ratios to Average Net Assets:
Gross expenses(4)(5)	0.58%
Net expenses(4)(5)(6)(7)	0.05
Net investment income(4)(5)(7)	2.86

(1)	For the period from September 23, 2004 (commencement of operations) to August 31, 2005.

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of Institutional Enhanced Portfolio allocated expense.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.05%.

(7)

The Fund’s Manager and CGMI and the Manager of Institutional Enhanced Portfolio voluntarily waived a portion of their fees and have voluntarily agreed to pay a portion of the unwaived expenses. Such waivers and reimbursements are voluntary and may be reduced or terminated at any time.

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The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance.

To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.citigroupam.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the operation of the Public Reference Room by calling the SEC at: 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-6740	FD 03309 12/05

December 31, 2005

CITISM INSTITUTIONAL LIQUID RESERVES
CITISM INSTITUTIONAL U.S. TREASURY RESERVES
CITISM INSTITUTIONAL TAX FREE RESERVES
(The “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, each dated December 31, 2005, for Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares of CitiSM Institutional Liquid Reserves (also referred to as “Liquid Reserves”), Class A shares of CitiSM Institutional U.S. Treasury Reserves (also referred to as “U.S. Treasury Reserves”) and CitiSM Institutional Tax Free Reserves (also referred to as “Tax Free Reserves”). This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described in Section 11 hereof. These financial statements can be found in the Funds’ Annual Reports to Shareholders. An investor in SVB Securities shares of Liquid Reserves may obtain copies of the Funds’ Prospectuses and Annual Reports without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792 toll-free.

          The Funds are each separate series of CitiFundsSM Institutional Trust (the “Trust”). The address and telephone number of the Funds are 125 Broad Street, New York, New York 10004, 1-800-331-1792. Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves invests its investable assets in Liquid Reserves Portfolio (formerly Cash Reserves Portfolio), U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio (collectively, the “Portfolios”), respectively. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

1. THE FUNDS

          The Funds are open-end management investment companies and are series of the Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves and Citi Institutional Tax Free Reserves, which are described in this Statement of Additional Information (“SAI”). Prior to January 1, 2001, Liquid Reserves, U.S. Treasury Reserves, and Tax Free Reserves were called CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves, and CitiFunds Institutional Tax Free Reserves, respectively, and prior to January 2, 1998, they were called Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves and Landmark Institutional Tax Free Reserves, respectively. References in this SAI to the Prospectuses are to the Prospectus, dated December 31, 2005, of Tax Free Reserves, Class A shares of Liquid Reserves, Class A shares of U.S. Treasury Reserves and Class O shares of Citi Institutional Cash Reserves; the Prospectus, dated December 31, 2005, of SVB Securities Liquid Reserves Shares of Liquid Reserves; and the Prospectus, dated December 31, 2005, of SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves, by which shares of the Funds are offered.

          Under a licensing agreement between Citigroup and Legg Mason, the names of funds, the names of any classes of shares of the Funds, and the names of the investment advisers of funds, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Funds. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

          All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the fund’s investment adviser, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

          Each of the Funds is a type of mutual fund commonly referred to as a “money market fund.” Tax Free Reserves is a “tax-exempt money market fund.” The net asset value of each of the Funds’ shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See “Determination of Net Asset Value.”)

          Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of the Portfolios is an open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio are diversified; Tax Free Reserves Portfolio is non-diversified.

          The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund’s Trustees believe it to be in the best interest of the Fund’s shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

          Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

          The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See “Description of Shares, Voting Rights and Liabilities.” Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

          The Portfolios sell interests to investors in addition to the Funds, including mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Information about other holders of interests in the Portfolios is available from Legg Mason Investor Services, LLC (“LMIS” or a “Distributor”), 100 Light Street, Baltimore, Maryland 21202, a distributor of the Funds. Citigroup Global Markets Inc.

(“CGMI” or a “Distributor”), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010 also serves as a distributor of the Funds.

          The Funds may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Funds invest all or a portion of their assets in multiple investment companies.

          Citi Fund Management Inc. (“Citi Fund Management” or the “Manager”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), is the investment manager to the Funds and the Portfolios. Citi Fund Management manages the investments of the Portfolios from day to day in accordance with the investment objectives and policies of the Portfolios. The selection of investments for the Portfolios, and the way they are managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.

          Shares of each Fund are continuously offered by the Distributors and may be purchased from the Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment managers or broker-dealers that have entered into agreements with the Distributors (called “Service Agents”). The Distributors and Service Agents may receive fees from the Funds pursuant to a shareholder services and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

          The investment objective of Citi Institutional Liquid Reserves is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The investment objective of Citi Institutional U.S. Treasury Reserves is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

          The investment objectives of Citi Institutional Tax Free Reserves are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

          The investment objectives of each Fund may be changed without approval by that Fund’s shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

Investment Policies

          Each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves seeks its investment objective by investing all of its investable assets in Liquid Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of the Funds and certain risks of investing in a Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both Funds and Portfolios, as applicable.

          A Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any Fund were to then invest directly in securities, the Fund’s assets would be invested in accordance with the investment policies described below.

          Except for Tax Free Reserves’policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund’s shareholders would not be required to change that Fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio’s investment objectives or any of its investment policies except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

Citi Institutional Liquid Reserves

          Citi Institutional Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an “NRSRO”) assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Liquid Reserves Portfolio are each classified as “diversified,” although in the case of Liquid Reserves, all of its assets are invested in the Portfolio. A “diversified investment company” must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances, in:

          (1) Bank obligations — Liquid Reserves Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers’ acceptances. Up to 25% of the Portfolio’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch’s domestic parent.

          Liquid Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Liquid Reserves Portfolio limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks that meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

          Since Liquid Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Liquid Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Liquid Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Liquid Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

Non-U.S. banks in whose obligations Liquid Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

          (2) Obligations of, or guaranteed by, non-U.S. governments. Liquid Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody’s or AAA by Standard & Poor’s. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See “Repurchase Agreements” below for a description of repurchase agreements.)

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables (“CARS”), and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Fund, since the Fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Liquid Reserves Portfolio may invest in other asset-backed securities.

          Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio’s investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

Citi Institutional U.S. Treasury Reserves

          Citi Institutional U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unma-tured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager’s judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO’s assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

Citi Institutional Tax Free Reserves

          Citi Institutional Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks to achieve its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as “Municipal Obligations.”) Under normal market conditions, Tax Free Reserves Portfolio invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Tax Free Reserves Portfolio’s policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without investor approval.

          In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio may invest more than 25% of its assets in participation certificates in Municipal Obligations issued or backed by banks. In view of this possible “concentration” in bank participation certificates, an investment in

Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See “Variable Rate Instruments and Participation Interests” below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio’s investments may include “when-issued” or “forward delivery” Municipal Obligations, stand-by commitments and taxable repurchase agreements.

          Tax Free Reserves Portfolio is non-diversified which means that it is not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, the Portfolio is required under the rules applicable to money market funds to diversify its portfolio. Furthermore, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order so to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund’s total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Tax Free Reserves Portfolio may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

          All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio’s securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See “Variable Rate Instruments and Participation Interests” below.)

          All investments by Tax Free Reserves Portfolio are “eligible securities,” that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See “Variable Rate Instruments and Participation Interests” below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See “Ratings of Municipal Obligations” in the Appendix to this SAI.)

Municipal Obligations

          Tax Free Reserves Portfolio invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

          (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody’s or within the AAA or AA categories by Standard & Poor’s or Fitch IBCA, Duff & Phelps (“Fitch”) or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See “Municipal Bonds” below.

          (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by Standard & Poor’s or F-1 or F-2 by Fitch or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See “Municipal Notes” below.

          (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by Standard & Poor’s or F-1 or F-2 by Fitch or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

          Subsequent to its purchase by Tax Free Reserves Portfolio, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sale of such Municipal Obligation by the Portfolio (other than variable rate instruments which must be sold if they are not “high quality”), but the Manager considers such event in determining whether the Portfolio should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by Tax Free Reserves Portfolio are altered due to changes in any of the Moody’s, Standard & Poor’s or Fitch ratings systems (see the Appendix to this SAI for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus for Tax Free Reserves. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality.

          The Trustees have determined that any Municipal Obligation that depends directly, or indirectly, through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are “eligible securities” (e.g., within the two highest ratings assigned by Moody’s, Standard & Poor’s or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, Tax Free Reserves Portfolio will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

          Municipal Bonds. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer’s general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

          In addition, certain kinds of private activity bonds (“PABs”) are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by the Portfolio will have liquidity because they generally will be supported by demand features to “high quality” banks, insurance companies or other financial institutions.

          Municipal bonds may be issued as “zero-coupon” obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Tax Free Reserves Portfolio is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for the Portfolio to liquidate investments in order to satisfy its dividend requirements.

          Municipal Notes. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes (“TRANs”); Tax Anticipation Notes (“TANs”); Revenue Anticipation Notes (“RANs”); and Bond Anticipation Notes (“BANs”). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

          For an explanation of the ratings of Municipal Obligations by Moody’s, Standard & Poor’s and Fitch, see Appendix A to this SAI.

          Municipal Lease Obligations. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or if sold, may not fully cover the Fund’s exposure. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

Variable Rate Instruments and Participation Interests.

          Tax Free Reserves Portfolio may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Portfolio may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days’ notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party (called a liquidity feature). A participation interest in a Municipal obligation gives the Tax Free Reserves Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio’s participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

          The variable rate instruments in which Tax Free Reserves Portfolio’s assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Reserves Portfolio may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Portfolio receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Reserves Portfolio, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. An unrated variable rate instrument may be determined to meet the Portfolio’s high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Portfolio discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of “high quality,” no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet Tax Free Reserves Portfolio’s high quality criteria.

          Participation interests in Mutual Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of Tax Free Reserves Portfolio. Tax Free Reserves Portfolio has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Portfolio’s participation in the security, plus accrued interest. Tax Free Reserves Portfolio intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to facilitate withdrawals from the Portfolio, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Portfolio’s high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of Tax Free Reserves Portfolio. With respect to insurance, Tax Free Reserves Portfolio will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Portfolio may also purchase insurance, in which case the cost of insurance will be an expense of the Portfolio. Although participation interests may be sold, Tax Free Reserves Portfolio intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that the Portfolio will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

          In view of the possible concentration of Tax Free Reserves Portfolio in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in Tax Free Reserves should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit.

          Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

          Because of the variable rate nature of the instruments, when prevailing interest rates decline Tax Free Reserves Portfolio’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, Tax Free Reserves Portfolio’s yield will increase and its shareholders will have reduced risk of capital depreciation.

          For purposes of determining whether a variable rate instrument held by Tax Free Reserves Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument’s next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Portfolio’s dollar-weighted average portfolio maturity.

“When-Issued” Securities

          Tax Free Reserves Portfolio may purchase securities on a “when-issued” or “forward delivery” basis. New issues of certain Municipal Obligations frequently are offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Portfolio’s commitment to purchase). Although Tax Free Reserves Portfolio will only make commitments to purchase “when-issued” or “forward delivery” Municipal Obligations with the intention of actually acquiring them, the Portfolio may sell these securities before the settlement date if deemed advisable by the Manager.

          Municipal Obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in Tax Free Reserves Portfolio’s portfolio are subject to changes in value based upon the market’s perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of Tax Free Reserves Portfolio consisting of cash or liquid debt securities equal to the amount of the “when-issued” or “forward delivery” commitments will be established at the Portfolio’s custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Portfolio’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, Tax Free Reserves Portfolio’s obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than the Portfolio’s payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of the Portfolio’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Stand-By Commitments

          When Tax Free Reserves Portfolio purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. Tax Free Reserves Portfolio also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio’s option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a “put” option acquired by Tax Free Reserves Portfolio with respect to a particular Municipal Obligation held in the Portfolio’s portfolio.

          The amount payable to Tax Free Reserves Portfolio upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Tax Free Reserves Portfolio values stand-by commitments at zero for purposes of computing the value of its net assets.

          The stand-by commitments that Tax Free Reserves Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Portfolio and the maturity of the underlying security will generally be different from that of the commitment.

Taxable Securities

          Although under normal circumstances Tax Free Reserves Portfolio attempts to invest 100% of its net assets in Municipal Obligations, the Portfolio may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which Tax Free Reserves Portfolio may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. In addition, for temporary defensive purposes, Tax Free Reserves Portfolio may invest without limit in taxable securities. The kinds of taxable securities in which Tax Free Reserves Portfolio’s assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody’s, A-13, A-1 or A-2 by Standard & Poor’s or F-13, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. As described above, Tax Free Reserves Portfolio’s assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

Structured Instruments

          Each of the Funds and Portfolios may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

          Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

Repurchase Agreements

          Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager’s judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund’s total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

Lending Of Securities

          Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund or a Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would also receive any income generated by the Fund’s or the Portfolio’s investment of the collateral (subject to a rebate payable to the borrower and the lending agent). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

Private Placements and Illiquid Investments

          Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

Investment Restrictions

          The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this SAI means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio, the Fund will either call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders, or vote its shares in a Portfolio in the same proportion as the vote of all other investors in the Portfolio.

          A Fund or Portfolio may not:

(1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to Tax Free Reserves, bank participation interests in municipal obligations.

          As a fundamental policy, under normal market conditions, each of Tax Free Reserves and Tax Free Reserves Portfolio invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

          For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

          If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

3. DETERMINATION OF NET ASSET VALUE

          The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, for Liquid Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for Tax Free Reserves, by dividing the value of each Fund’s net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund’s shares outstanding at the time the determination is made. For Liquid Reserves and U.S. Treasury Reserves, this determination will be made with respect to each class of shares of that Fund. On days when the financial markets in which a Fund invests close early, such Fund’s net asset value may be determined as of the earlier close of these markets. As of the date of this SAI, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

          The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund’s investment in the corresponding Portfolio is equal to the Fund’s pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund’s pro rata share of the Portfolio’s liabilities.

          The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

          Pursuant to the rules of the SEC, the Funds’ and the Portfolios’ Trustees have established procedures to stabilize the value of the Funds’and Portfolios’net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

          Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds’shareholders annually after the close of each Fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in “Certain Additional Tax Matters.” Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund’s net asset value of $1.00 per share.

          It is expected that each Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund’s or a class’ net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund’s expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

          As described in the Prospectuses for the Funds, Liquid Reserves offers three classes of shares — Class A shares, SVB Securities Liquid Reserves Shares and SVB Securities Institutional Liquid Reserves Shares — and U.S. Treasury Reserves and Tax Free Reserves offer one class of shares.

          Each class of shares of Liquid Reserves represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. To the extent there are differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

          Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares of Liquid Reserves And U.S. Treasury Reserves, and Shares of Tax Free Reserves

          You may purchase these shares at a public offering price equal to such class’ applicable net asset value per share. These shares are subject to an annual distribution/service fee of up to 0.10%. See “Distributors.”

SVB Securities Liquid Reserves And SVB Securities Institutional Liquid Reserves Shares of Liquid Reserves

          SVB Securities Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. SVB Securities Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.45%. See “Distributors.”

          SVB Securities Institutional Liquid Reserves Shares may be purchased by customers of Silicon Valley Bank at a public offering price equal to the applicable net asset value per share. The minimum initial investment required by Silicon Valley Bank as Service Agent is currently $20 million. SVB Securities Institutional Liquid Reserves Shares are subject to an annual distribution/service fee of up to 0.10%. See “Distributors.”

          Each Service Agent has agreed to transmit to its customers who hold SVB Securities Liquid Reserves, or SVB Securities Institutional Liquid Reserves Shares appropriate prior written disclosure of any fees that it may charge them directly. Each Service Agent is responsible for transmitting promptly orders of its customers.

Sale of Shares

          Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

          Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds’co-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

          Shareholders may redeem Fund shares by telephone, if their account applications so permit, by calling the co-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the co-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller’s identity by asking for the shareholder’s name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the co-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption by telephone.

          The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s or Portfolio’s investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

Involuntary Redemptions of Shares

         Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See “Description of Shares, Voting Rights and Liabilities.”

5. MANAGEMENT

          Each Fund and Portfolio is supervised by a Board of Trustees. In each case, at least 75% of the Trustees are not affiliated with the Manager. The Trustees and officers, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex overseen by the Trustees, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

           An asterisk in the table below identifies those Trustees and officers who are “interested persons” of the Trust as defined in the 1940 Act. Each Trustee and officer noted as an interested person is interested by virtue of that individual’s position with Citigroup Asset Management (“CAM”) or its affiliates described in the table below.

Name and Year of Birth	Position(s) With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

NON-INTERESTED TRUSTEES:

Elliott J. Berv Born 1943	Trustee	Since 2001	Executive Vice President and Chief Operations Officer, DigiGym Systems (on-line personal training systems) (since 2001); Consultant, Catalyst (consulting) (since 1984); Chief Executive Officer, Motocity USA (motorsport racing) (since 2004)	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

Donald M. Carlton Born 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International L.L.C. (engineering) (from 1996 to 1998); Member of the Management Committee, Signature Science (research and development) (since 2000)	37

Director, Temple-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. (technology) (since 1994) former Director, Valero Energy (petroleum refining) (from 1999 to 2003)

A. Benton Cocanougher Born 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2004); former Interim Chancellor, Texas A&M University System (from 2003 to 2004); former Special Advisor to the President, Texas A&M University (from 2002 to 2003); former Dean Emeritus and Wiley Professor, Texas A&M University (from 2001 to 2002); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A&M University (from 1987 to 2001)	37	None

Name and Year of Birth	Position(s) With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Mark T. Finn Born 1943	Trustee	Since 2001

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment advisory and consulting firm) (since 1998); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (from 1988 to 2001); former General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix Trading Co. (commodity trading advisory firm) (from 1997 to 2000)

				37	Former President and Director, Delta Financial, Inc. (investment advisory firm) (from 1983 to 1999)

Stephen Randolph Gross Born 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); former Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (from 1998 to 2003); former Treasurer, Hank Aaron Enterprises (fast food franchise) (from 1985 to 2001); former Partner, Capital Investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); former Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	37

Director, Andersen Calhoun (assisted living) (since 1987); former Director, Yu Save, Inc. (internet company) (from 1998 to 2000); former Director, Hotpalm.com, Inc. (wireless applications) (from 1998 to 2000); former Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); former Director, ebank.com, Inc. (from 1997 to 2004)

Diana R. Harrington Born 1940	Trustee	Since 1992	Professor, Babson College (since 1993)	37	None

Susan B. Kerley Born 1951	Trustee	Since 1992	Consultant, Strategic Management Advisors, LLC (investment consulting) (since 1990)	37	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex)

Name and Year of Birth	Position(s) With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Alan G. Merten Born 1941	Trustee	Since 2001	President, George Mason University (since 1996)	37	Director, Xybernaut Corporation (information technology) (since 2004); Director, Digital Net Holdings, Inc. (since 2003); Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit
Born 1942	Trustee	Since 2001	Professor of Finance, University of Houston (from 1977 to 2002); Independent Consultant (since 1984)	37	None

INTERESTED TRUSTEES:

R. Jay Gerken* Born 1951	President, Chairman and Chief Executive Officer	Since 2002	Managing Director of CAM; Chairman, President and Chief Executive Officer of SBFM and CFM; President and Chief Executive Officer of certain mutual funds associated with CAM; formerly, Chairman, President and Chief Executive Officer of TIA (from 2002 to 2005); Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2001); Chairman of the Board, Trustee or Director of 171 funds in the CAM fund complex	171	None

OTHER OFFICERS:

Andrew Shoup* CAM 125 Broad Street New York, NY 10004 Born 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of CAM; Chief Administrative Officer of certain mutual funds associated with CAM; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of Citibank U.S. Funds Administration of CAM (from 1998 to 2000)

				N/A	N/A

Name and Year of Birth	Position(s) With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Robert I. Frenkel* CAM 300 First Stamford Place Stamford, CT 06902 Born 1954	Secretary and Chief Legal Officer	Since 2000 Since 2003

Managing Director and General Counsel, Global Mutual Funds for CAM (since 2000); Officer of CAM or its predecessors (since 1994); Secretary of CFM; Secretary of certain mutual funds associated with CAM; Chief Legal Officer of certain mutual funds associated with CAM

				N/A	N/A

Andrew Beagley* CAM 399 Park Avenue New York, NY 10022 Born 1962	Chief Compliance Officer and Chief Anti-Money Laundering Compliance Officer	Since 2004 Since 2002

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with CAM; Managing Director, CAM (since 2005); Director, CAM (from 2000 to 2005); Director of Compliance, North America, of CAM (since 2000); Director of Compliance, Europe, the Middle East and Africa, of CAM (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999)

				N/A	N/A

Frances Guggino* CAM 125 Broad Street New York, NY 10004 Born 1957	Chief Financial Officer and Treasurer;	Since 2002	Director, CAM; Treasurer and/or Controller of certain funds associated with CAM (since 1991)	N/A	N/A

Wendy Setnicka* CAM 125 Broad Street New York, NY 10004 Born 1964	Controller	Since 2004	Vice President, CAM (since 2002); Assistant Vice President, CAM (from 1998 to 2002)	N/A	N/A

Thomas C. Mandia* CAM 300 First Stamford Place Stamford, CT 06902 Born 1962	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel, CAM (since 1992); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

Name and Year of Birth	Position(s) With Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Rosemary D. Emmens* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 1998); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

Harris C. Goldblat* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 2000); Assistant Secretary of certain mutual funds associated with CAM; Associate, Stroock Stroock & Lavan LLP (from 1997 to 2000)	N/A	N/A

George Hoyt* CAM 300 First Stamford Place Stamford, CT 06902 Born 1965	Assistant Secretary	Since 2005	Director and Associate General Counsel, CAM (since 2005); Assistant Secretary of certain mutual funds associated with CAM; Associate, Sidley Austin Brown & Wood, LLP (from 2000 to 2005)	N/A	N/A

          The business affairs of the Funds are managed by or under the direction of the Board of Trustees.

          The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund’s audit, each Fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, the qualifications and independence of the Funds’ independent registered public accounting firm, and the Funds’ compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds’independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’independent registered public accounting firm to its Manager and any affiliated service providers if the engagement related directly to the Funds’ operations and financial reporting. During the most recent fiscal year, the Audit Committee met 4 times.

          The Board has a standing governance committee comprised of all of the Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met 4 times as of the most recent fiscal year ended August 31, 2005. The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Funds’Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Funds, as applicable.

          The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of each Fund’s management contract, distribution plan and distribution agreements. The Performance and Review Committee met 4 times as of the most recent fiscal year ended August 31, 2005.

          The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

Aggregate Dollar Range of Equity Securities in all Registered Investment Companies in the Fund Complex Overseen by the Trustee

Dollar Range of Equity Securities

Name of Trustee	Liquid Reserves	U.S. Treasury Reserves	Tax Free Reserves

Disinterested Trustees:
Elliott J. Berv	None	None	None	$50,001-$100,000
Donald M. Carlton	None	None	None	Over $100,000
A. Benton Cocanougher	None	None	None	$1-$10,000
Mark T. Finn	None	None	None	$1-$10,000
Stephen Randolph Gross	None	None	None	None
Diana R. Harrington	None	None	None	$10,001-$50,000
Susan B. Kerley	None	None	None	$1-$10,000
Alan G. Merten	None	None	None	$1-$10,000
R. Richardson Pettit	None	None	None	$10,001-$50,000

Interested Trustee:
R. Jay Gerken	$1-$10,000	None	None	Over 100,000

          None of the disinterested Trustees or their family members had any interest in the Manager, the Distributors or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributors as of December 31, 2004.

          Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2005 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

          Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not “interested persons,” as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the Funds but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          Each Fund pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Funds will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

Trustees Compensation Table

Trustee	Aggregate Compensation from Liquid Reserves(1)	Aggregate Compensation from U.S. Treasury Reserves(1)	Pension or Retirement Compensation from Tax Free Reserves(1)	Benefits Paid as Part of Fund Expenses(1)	Total Compensation from the Funds and Complex(1)	Number of Funds in Complex Upon Which the Trustees Served(1)

Disinterested Trustees:
Elliott J. Berv	$24,874.60	$1,090.60	$1,372.99	None	$94,450	37
Donald M. Carlton	$27,602.21	$1,195.70	$1,507.34	None	$103,950	32
A. Benton Cocanougher.	$24,995.73	$1,158.12	$1,441.09	None	$97,550	32
Mark T. Finn.	$26,726.46	$1,170.88	$1,480.37	None	$101,525	37
Stephen Randolph Gross	$33,288.44	$1,406.34	$1,965.88	None	$125,325	37
Diana R. Harrington.	$24,868.90	$1,084.90	$1,367.29	None	$94,250	37
Susan B. Kerley	$26,762.19	$1,168.08	$1,462.61	None	$101,850	37
Alan G. Merten	$24,913.87	$1,076.26	$1,359.23	None	$93,850	32
R. Richardson Pettit	$24,933.23	$1,095.62	$1,378.59	None	$94,450	32

Interested Trustee:
R. Jay Gerken	$ 0	$ 0	$ 0	None	$0	171

(1)	Information is for the fiscal year ended August, 31, 2005.

          The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Funds, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been obtained. Amounts under the Plan may be paid in twenty equal installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

          The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

	Years of Service

Average Compensation in Last year of service	5 Years	6 Years	7 Years	8 Years	9 Years	10 Years or More

$80,000	$200,000	$240,000	$280,000	$320,000	$360,000	$400,000
$90,000	$225,000	$270,000	$315,000	$360,000	$405,000	$450,000
$100,000	$250,000	$300,000	$350,000	$400,000	$450,000	$500,000
$110,000	$275,000	$330,000	$385,000	$440,000	$495,000	$550,000
$120,000	$300,000	$360,000	$420,000	$480,000	$540,000	$600,000
$130,000	$325,000	$390,000	$455,000	$520,000	$585,000	$650,000

          Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

          During the fiscal year ended August 31, 2005, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in four quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $70,000 in four quarterly installment payments; and Mr. William Woods, an aggregate of $60,000 in four quarterly installment payments.

          As of December 1, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of the applicable class of each Fund:

Fund	Class	Name and Address	Percentage

U.S. Treasury Reserves	Class A	Citibank NA Attn: John Malandro Citigroup Global Markets Inc. 333 West 34th Street - 3rd Floor New York, NY 10001-2402	44.36%

		Renaissance Technologies Corp. 800 3rd Ave New York, NY 10022-7601	13.34%

Liquid Reserves	Class A	News America Incorporated 1211 Avenue Of The Americas New York, NY 10036-8701	6.42%

		Chicago Mercantile Exchange Inc. Customer Segregated Acct. 30 S Wacker Dr. 6 North Tower Chicago, IL 60606-7413	7.20%

Liquid Reserves	SVB Securities Liquid Reserves Shares	ADP Clearing And Outsourcing Services Inc. 26 Broadway 13th Fl. Money Funds New York, NY 10004-1703	100.00%

Liquid Reserves	SVB Securities Institutional Liquid Reserve Shares	ADP Clearing And Outsourcing Services Inc. 26 Broadway 13th Fl. Money Funds New York, NY 10004-1703	100.00%

Tax Free Reserves	N/A	Citibank NA Attn: John Malandro 333 West 34th Street - 3rd Floor New York, NY 10001-2402	14.67%

		Ecolab Inc. Attn: May Vang 370 Wabasha St. N. St. Paul, MN 55102	8.31%

		Toyota Motor Sales, USA, Inc. Treasury Ops. Manager 19001 S. Western Ave, G200 Torrance, CA 90501	7.17%

          As of December 1, 2005, the Trustees and officers as a group owned less than 1% of each class of each Fund.

          The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

          Officers receive no compensation from the Funds although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

Manager

          The Manager acts as the investment manager to the Portfolios and the Funds pursuant in each case to management agreements (each a “Management Agreement”). The Manager is an indirect wholly-owned subsidiary of Legg Mason as a result of the sale of substantially all of Citigroup Inc.’s asset management business to Legg Mason on December 1, 2005 (the “Transaction”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. Completion of the Transaction cause the Portfolios’ and the Funds’ then existing management agreement to terminate.

          Each Fund’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by each Fund’s shareholders on November 15, 2005 (provided that the Institutional Liquid Reserves shareholders approved its current Management Agreement on October 21, 2005), and became effective on December 1, 2005 as a result of the Transaction.

          Each Portfolio’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by each Portfolio’s holders of beneficial interest on December 27, 2005, and became effective on December 27, 2005.

          Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for each Portfolio. Currently, advisory services for each of Liquid Reserves, U.S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

          The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Funds and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers. The Manager performs administrative and management services necessary for the operation of the Funds and Portfolios, such as: supervising the overall administration of the Funds and Portfolios, including negotiation of contracts and fees with and the monitoring of performance and billings of the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; maintaining the existence of the Funds and Portfolios; maintaining the registration and qualification of the Funds’ shares under federal and state laws; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

          Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund’s Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio’s Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund’s or Portfolio’s Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

          The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.

          Citi Institutional Liquid Reserves: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves Portfolio to the Manager under the Management Agreement, after waivers, were $34,902,447, $28,690,608 and $33,354,541, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Liquid Reserves to the Manager under its current Management Agreement, after waivers, were $21,594,757, $11,119,809, and $11,520,770, respectively.

          Citi Institutional U.S. Treasury Reserves: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves Portfolio under its Management Agreement, after waivers, were $1,231,929, $1,077,844 and $1,247,813, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by U.S. Treasury Reserves to the Manager under its Management Agreement, after waivers, were $923,962, $892,700 and $1,112,630, respectively.

          Citi Institutional Tax Free Reserves: For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by Tax Free Reserves Portfolio to the Manager under its Management Agreement, after waivers, were $1,739,474, $1,959,899 and $2,389,383, respectively. For the fiscal years ended August 31, 2003, 2004, and 2005, the fees paid by Tax Free Reserves to the Manager under its Management Agreement, after waivers, were $715,180, $667,449 and $474,067, respectively.

Distributors

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202; and CGMI, an indirect wholly-owned subsidiary of Citigroup, located at 388 Greenwich Street, New York, New York 10013, serve as the Funds’Distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “Distribution Agreements”), which were approved by the Funds’Trustees on November 21, 2005, including a majority of the independent Trustees. The Distribution Agreements went into effect on December 1, 2005. Prior to December 1, 2005, CGMI served as the Funds’ Distributor.

          A Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. A Distributor is not obligated to sell any stated number of shares. The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days’ notice by the Trustees or by vote of holders of a majority of a Fund’s outstanding voting securities or, with respect to the Distribution Agreement with LMIS, on not less than 60 days’ written notice by LMIS, and, with respect to the Distribution Agreement with CGMI, generally on 90 days notice by CGMI. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

          The Funds have each adopted the shareholder services and distribution plan (the “12b-1 Plan” or the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, a Fund may pay monthly fees as a percentage of the average daily net assets of the respective Fund or class, as applicable, at an annual rate not to exceed the following:

Liquid Reserves — Class A	0.10%

Liquid Reserves — SVB Securities Liquid Reserves Share	0.45%

Liquid Reserves — SVB Securities Institutional Liquid Reserves Shares	0.10%

U.S. Treasury Reserves — Class A	0.10%

Tax Free Reserves	0.10%

          Such fees may be used to make payments to the Distributors for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributors, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided, however, that the fees paid to a recipient with respect to a particular Class that may be used to cover expenses primarily intended to result in the sale of shares of that Class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under NASD Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the NASD.

          The 12b-1 Plan also provide that the Distributors and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provide that the Distributors and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the Funds or classes currently imposes any sales charges.

          The 12b-1 Plan permit the Funds to pay fees to the Distributors, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the Plan, the Funds will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributors and others, they will realize a profit. The Funds will pay the fees to the Distributors and others until the Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributors’ or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributors’ or other recipient’s sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Plan for the Funds, the Trustees will review the Plan and the expenses for each Fund and each class within a Fund separately.

          The 12b-1 Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds’ Distributors or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plan specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

          The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund’s Trustees and a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph “qualified Trustees”). The Plan requires that the Fund and the Distributors provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. The Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributors will preserve copies of any plan, agreement or report made pursuant to the Plan for a period of not less than six years, and for the first two years the Distributors will preserve such copies in an easily accessible place.

          As contemplated by the 12b-1 Plan, each Distributor acts as an agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to CGMI, as Distributor, by each Fund for the past three fiscal years under the 12b-1 Plan are set forth below.

           Liquid Reserves — Class A Shares: For the fiscal years ended August 31, 2003, 2004 and 2005, all fees payable from Class A shares of Liquid Reserves to CGMI under its 12b-1 Plan were voluntarily waived.

          Liquid Reserves — SVB Securities Liquid Reserves Shares: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securites Liquid Reserves Shares paid, after waivers, $1,621,901, $1,042,365 and $939,498, respectively, to CGMI under its 12b-1 Plan.

          Liquid Reserves — SVB Securities Institutional Liquid Reserves Shares: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securities Institutional Liquid Reserves Shares paid, after waivers, $957,200, $948,269 and $1,953,520, respectively, to CGMI under its 12b-1 Plan.

          U.S. Treasury Reserves — Class A: For the fiscal years ended August 31, 2003, 2004 and 2005, all fees payable from Class A shares of U.S. Treasury Reserves to CGMI under the 12b-1 Plan were voluntarily waived.

          Tax Free Reserves: For the fiscal years ended August 31, 2003, 2004 and 2005, all fees payable from Tax Free Reserves to CGMI under the 12b-1 Plan were voluntarily waived.

          For the fiscal year ended August 31, 2005, all payments made to CGMI, as Distributor under the 12b-1 Plans for SVB Securities Institutional Liquid Reserves Shares and SVB Securities Liquid Reserves Shares, classes of Citi Institutional Liquid Reserves, were paid to SVB Securities as service agent for such classes.

          In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the Funds and their Manager and Distributors have adopted codes of ethics that permitits respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the Funds and their Manager and Distributors are on file with the SEC.

Proxy Voting Policies & Procedures

          Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of each Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

          Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities the Manager would vote the proxy in accordance with the principals set forth in the Manager’s proxy voting policies and procedure, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

          A summary of the Manager’s policies and procedures with respect to proxy voting is attached as Appendix B to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund’s investment objectives.

          Information on how each Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 is available on the Manager’s website, http://www.citigroupam.com, or on the Securities Exchange Commission’s website at http://www.sec.gov.

Transfer Agents and Custodian

          Effective as of January 1, 2006, the Fund and the Portfolio have entered into a transfer agency agreement with PFPC Inc. (“PFPC”), pursuant to which PFPC acts as a co-transfer agent. The principal business office of PFPC is located at P.O. Box 9662, Providence, RI 02940-9662.

          Effective as of January 1, 2006, the Fund and the Portfolio have entered into a transfer agency agreement with Boston Financial Data Service, Inc. (“BFDS”), pursuant to which BFDS acts as a co-transfer agent. The principal business office of BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company (“State Street”), pursuant to which custodial services are provided for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund’s or Portfolio’s Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

6. DEALER COMMISSIONS AND CONCESSIONS

          From time to time, the Funds’ Distributors or the Manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds’Distributors or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds’Distributors or Manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

7. PORTFOLIO TRANSACTIONS

          The Portfolios’ purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2005. The Portfolios do not anticipate paying brokerage commissions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.

          Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

          Effective December 1, 2005, CGMI would no longer be an affiliated person of the Funds (or the Portfolios) under the Investment Company Act of 1940, as amended. As a result, the Funds (or the Portfolios) will be permitted to execute transactions with CGMI or an affiliate of CGMI as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. However, the Funds (or the Portfolios) do not normally use an agent in executing portfolio transactions, and they will continue to be prohibited from engaging in portfolio transactions with CGMI or an affiliate of CGMI as principal. Similarly, the Funds (or the Portfolios) will be permitted to purchase securities in underwritings in which CGMI or an affiliate of CGMI is a member without the restrictions imposed by certain rules of the Securities and Exchange Commission. The Manager’s use of CGMI or affiliates of CGMI as agent in portfolio transactions with the Funds (or the Portfolios) will be governed by the Funds’ policy of seeking the best overall terms available. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate at that time, of the Manager.

          The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios may purchase securities that are offered in underwritings in which a Legg Mason affiliate participates. These procedures prohibit the Portfolios from directly or indirectly benefiting a Legg Mason affiliate in connection with such underwritings. In addition, for underwritings where a Legg Mason affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios could purchase in the underwritings.

8. DISCLOSURE OF PORTFOLIO HOLDINGS

          The Funds have adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the business unit that includes the Funds’ investment manager, with respect to the disclosure of the Funds’portfolio securities and any ongoing arrangements to make available information about a Fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of Citi Fund Management Inc., the Funds’ Distributors or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

          Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1. A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

          3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

          5. A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

          6. A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s Board.

          The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to a fund’s Board at its next regularly scheduled meeting.

          Each of the Funds discloses its complete portfolio holdings approximately 25 days after month-end on the Manager’s website www.citigroupam.com.

          Set forth below is a list, as of October 1, 2005, of those parties with whom CAM, on behalf of a fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank & Trust Co. (Fund Custodian)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None

          Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent first business day following the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 Business Days following month end

Fitch	Monthly	Sent 6-8 Business Days following month end
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
Moody’s	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day

          With respect to each such arrangement, the Funds have a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by CAM on behalf of the Funds. Neither the Funds, CAM or any other affiliated party receives compensation or any other consideration in connection with such arrangements.

9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

          The Funds are each a series of the Trust and are governed by a Declaration of Trust. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Funds, there are currently two other series of the Trust, Citi Institutional Cash Reserves and Citi Institutional Enhanced Income Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right, subject to the 1940 Act, to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.

          Subject to applicable law, a Fund may involuntarily redeem shareholders’ shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of a Fund. The exercise of the power granted to a Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

          The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

          Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

          The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

          Any Fund or class or the Trust may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of any Fund or class or the Trust voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of any Fund or class or the Trust voting as a single class. Any Fund or class or the Trust may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

          The Funds are series of the Trust, an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

          The Declaration of Trust further provides that obligations of the Fund or Trust are not binding upon the Trustees individually but only upon the property of the Fund or Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

          The Funds’ Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or Distributors or the amount of such compensation.

          The Funds’ Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

          The Portfolios in which the Funds invest are New York trusts and are also governed by Declarations of Trust similar to the Fund’s Declaration of Trust. Whenever a vote is submitted to the Portfolio’s investors, a Fund will generally call a meeting of its own shareholders.

To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

          A Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor’s interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

10. CERTAIN ADDITIONAL TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a Fund may have on their own tax situations.

          Each of the Funds has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions (as a percentage of a Fund’s overall income, and in the case of a Tax Free Fund, as a percentage of its tax-exempt income), and the composition of the Fund’s portfolio assets. Provided all such requirements are met and all of a Fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

          Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves’ effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio’s assets ultimately invested within various countries.

          The portion of Tax Free Reserves’ distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an “exempt-interest dividend” under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund’s assets consists of tax-exempt securities at the close of each quarter of the Fund’s taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder’s alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

          Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates.

11. CERTAIN ADDITIONAL LEGAL MATTERS

Legal Matters

          Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC (“SBFM,” collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the “Funds”), rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of the filing of this document with the SEC, the Funds’ investment manager believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

          Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Funds’ investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

          It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

          As of the date above, the Funds’ investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

          The Funds have received the following information concerning SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which are affiliates of the Funds’ investment manager:

          On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Funds or their ability to perform their respective investment advisory services.

12. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

          KPMG LLP, 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm for the Portfolios and the Funds.

          The audited financial statements of Citi Institutional Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights for each, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments as of August 31, 2005, Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Citi Institutional Liquid Reserves, are incorporated by reference into this SAI and have been so incorporated in reliance upon the reports of KPMG LLP, the Fund’s independent registered public accounting firm, as it pertains to the fiscal year ended August 31, 2005. Fiscal years prior to August 31, 2005 were audited by other independent registered public accounting firm.

          The audited financial statements of Citi Institutional U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2005, Statements of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments as of August 31, 2005, Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Citi Institutional U.S. Treasury Reserves, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of KPMG LLP, the Fund’s independent registered public accounting firm.

          The audited financial statements of Citi Institutional Tax Free Reserves (Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) and of Tax Free Reserves Portfolio (Schedule of Investments as of August 31, 2005, Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Citi Institutional Tax Free Reserves, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of KPMG LLP, the Fund’s independent registered public accounting firm.

          A copy of each of the Annual Reports accompanies this SAI.

APPENDIX A — RATINGS OF MUNICIPAL OBLIGATIONS*

          The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

Description of Moody’s Investors Service, Inc.’s Three Highest Municipal Long-Term Ratings:

          AAA — Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          AA — Issuers or issues rated As demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          A — Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Moody’s appends numerical modifiers “1”, “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s Two Highest Ratings of US Municipal Short-Term Debt and Demand Obligation:

          In municipal debt issuance, Moody’s has three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

          MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

          MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

          The demand obligation rating represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. VMIG rating expirations are a function of each issue’s specific structural or credit features.

          VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s Ratings Group’s Three Highest Long-Term Issue Ratings:

          Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

*

As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time reivse such ratings, they undertake no oblligation to do so.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

          AA — An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial obligations is very strong.

          A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

          Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Description of Standard & Poor’s Ratings Group’s Two Highest Ratings of Notes:

          A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

          Note rating symbols are as follows:

          SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Standard & Poor’s Ratings Group’s Two Highest Commercial Paper Ratings:

          A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’for the highest quality obligations to ‘D’ for the lowest. Descriptions of certain of the ‘A’ categories are as follows:

          A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2 — Capacity for timely payment on issues with this designation is satisfactory. however, the relative degree of safety is not as high as for issues designated ‘A-1’.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

          Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-+”). With short-term demand debt, note rating symbols are used with the commercial paper rating symbols (for example, “SP-+/A-+”).

Description of Fitch Ratings’ Two Highest International Long-Term Credit Ratings:

          International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

          Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

          AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA — Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1.” (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Description of Fitch Ratings’ Two Highest International Short-Term Credit Ratings:

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

          F1 — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

          F2 — Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

APPENDIX B—Proxy Voting Policies and Procedures

          The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the “Investment Manager”). The Investment Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Legg Mason, Inc. (“Legg Mason”). Management (“CAM”). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that it votes proxies relating to equity securities in the best interest of clients.

          In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

          In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

          In furtherance of the Investment Manager’s goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Investment Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Legg Mason and an issuer do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between the Investment Manager and certain other Legg Mason business units.

          CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager’s decision-making in voting proxies.

          If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

B-1

CITISM INSTITUTIONAL LIQUID RESERVES
CITISM INSTITUTIONAL U.S. TREASURY RESERVES
CITISM INSTITUTIONAL TAX FREE RESERVES

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTORS

Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

Legg Mason Investor Services, LLC
100 Light Street
Baltimore, Maryland 21202

TRANSFER AGENTS

PFPC Inc.
P.O. Box 9662
Providence, RI 02940-9662

Boston Financial Data Service, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

CITIBANK SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:

Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place, Stamford, CT 06902
Call Your Citigroup Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:

Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:

Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:

Citibank Cash Management
One Penns Way, New Castle, DE 19720

Statement of Additional Information

December 31, 2005

CITISM INSTITUTIONAL CASH RESERVES

          This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses, each dated December 31, 2005, for Class O shares of CitiSM Institutional Cash Reserves (the “Fund”), Class S shares of the Fund, Class L shares of the Fund, Class I shares of the Fund, and the SVB Securities Horizon Shares, each a separate class of shares of the Fund. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described in section 12 hereof. These financial statements can be found in the Fund’s Annual Report to Shareholders. An investor in SVB Securities Horizon Shares may obtain copies of the Fund’s Prospectuses and Annual Report without charge by calling 1-800-303-7371 toll-free, and all other investors may obtain such documents by calling 1-800-331-1792, toll-free.

          The Fund is a series of CitiFundsSM Institutional Trust (the “Trust”). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

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1. THE FUND

          CitiFundsSM Institutional Trust is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September 1997 the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into four separate series, one of which is the Fund, Citi Institutional Cash Reserves. Prior to January 1, 2001, Citi Institutional Cash Reserves was called CitiFunds Institutional Cash Reserves.

          Under a licensing agreement between Citigroup and Legg Mason, the names of funds, the names of any classes of shares of the Fund, and the names of the investment advisers of funds, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

          All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the fund’s investment adviser, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

          The Fund is a type of mutual fund commonly referred to as a “money market fund.” The net asset value of the Fund’s shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See “Determination of Net Asset Value.”)

          The Fund utilizes a master/feeder structure by investing all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”). The Portfolio is a diversified, open-end management investment company that has the same investment objectives and policies as the Fund. The Fund’s Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund’s Trustees believe it to be in the best interest of the Fund’s shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

          The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

          The Portfolio, as a series of a Massachusetts business trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See “Description of Shares, Voting Rights and Liabilities.” Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

          The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Information about other holders of interests in the Portfolio is available from Legg Mason Investor Services, LLC (“LMIS” or a “Distributor”), 100 Light Street, Baltimore, Maryland 21202, a distributor of the Fund. Citigroup Global Markets Inc. (“CGMI” or a “Distributor”), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010, also serves as a Distributor of the Fund.

          The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

          Citi Fund Management Inc. (“Citi Fund Management” or the “Manager”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), is the investment manager to the Fund and the Portfolio. Citi Fund Management manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund and Portfolio.

          The Board of Trustees provides broad supervision over the affairs of the Fund. Shares are continuously offered by the Distributors. Shares may be purchased from the Distributors or from financial institutions, such as federal or state-chartered banks,

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trust companies, savings and loan associations or savings banks, investment advisers or broker-dealers that have entered into agreements with the Distributors (called “Service Agents”). SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank. Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, the Distributors and Service Agents may receive fees from the Fund pursuant to a shareholder services and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective

          The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

Investment Policies

          The Trust seeks the investment objective of the Fund by investing all of the Fund’s assets in the Portfolio which has the same investment objectives and policies as the Fund. The Prospectuses contain a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both the Fund and the Portfolio, as applicable.

          The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund’s assets would be invested in accordance with the investment policies described below. The approval of the Fund’s shareholders would not be required to change any of its investment policies.

          The Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by the Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an “NRSRO”) assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as “diversified,” although in the case of the Fund, all of its assets are invested in the Portfolio. A “diversified investment company” must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

          (1) Bank obligations — The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers’ acceptances. Up to 25% of the Portfolio’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch’s domestic parent.

          The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the Portfolio at no time owns more

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than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          The Portfolio limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

          Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

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          (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody’s or AAA by Standard & Poor’s. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller’s obligation to pay the repurchase price.

          Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund’s total net assets.

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables (“CARS”) and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing

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the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

          (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

          Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

          The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio’s investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

     Lending of Securities

          Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (“NYSE”) (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund’s investment of the collateral (subject to a rebate payable to the borrower and the lending agent). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

     Private Placements and Illiquid Investments

          The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

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     “When-Issued” Securities

          In order to ensure the availability of suitable securities, the Portfolio may purchase securities on a “when-issued” or on a “forward delivery” basis, which means that the securities would be delivered to the Portfolio at a future date beyond customary settlement time. Under normal circumstances, the Portfolio takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Portfolio establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Portfolio’s commitments to purchase “when-issued” securities. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Investment Restrictions

          The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information (“SAI”) means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders or vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

          The fund or portfolio may not:

(1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

     Percentage and Rating Restrictions

          If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

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3. DETERMINATION OF NET ASSET VALUE

          The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 5:00 p.m. by dividing the value of the Fund’s net assets (i.e., the value of its assets attributable to a class, including its investment in the underlying Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund’s net asset value is determined as of the earlier close. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

          The value of the Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund’s investment in the Portfolio is equal to the Fund’s pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund’s pro rata share of the Portfolio’s liabilities.

          The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than ½ of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

          Pursuant to the rules of the SEC, the Fund’s and the Portfolio’s Trustees have established procedures to stabilize the value of the Fund’s and Portfolio’s net assets within ½ of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed ½ of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

          It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund’s or a class’s net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund’s expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts, if and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

          Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund’s shareholders annually after the close of the Fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in “Certain Additional Tax Matters.” Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund’s net asset value of $1.00 per share.

4. ADDITIONAL INFORMATION ON THE PURCHASE
AND SALE OF FUND SHARES

          As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs. All Fund shares held prior to January 4, 1999 have been redesignated Class L shares. SVB Securities Horizon Shares are available only to customers of Silicon Valley Bank.

          Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to the distribution or service plan. As a result of the differences in the expenses borne by each class of shares, net income

8

per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

          Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Sale of Shares

          Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

          Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund’s co-transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

          Shareholders may redeem Fund shares by telephone, if their account applications so permit, by calling the co-transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the co-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller’s identity by asking for the shareholder’s name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the co-transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption by telephone.

          The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s or Portfolio’s investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

Involuntary Redemption of Shares

          Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

9

5. MANAGEMENT

          Each of the Fund and the Portfolio is supervised by a Board of Trustees of which at least 75% of the Trustees are not affiliated with the Manager. The Trustees and officers, their dates of birth, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex overseen by the Trustee, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

          An asterisk in the table below identifies those Trustees and officers who are “interested persons” of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual’s position with Citigroup Asset Management (“CAM”) or its affiliates described in the table below.

Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships held by Trustee during Past Five Years

NON-INTERESTED TRUSTEES:

Elliott J. Berv Born 1943	Trustee	Since 2001	Executive Vice President and Chief Operations Officer, DigiGym Systems (on-line personal training systems) (since 2001); Consultant, Catalyst (consulting) (since 1984); Chief Executive Officer, Motocity USA (motorsport racing) (since 2004)	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

Donald M. Carlton Born 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International L.L.C. (engineering) (from 1996 to 1998); Member of the Management Committee, Signature Science (research and development) (since 2000)	37

Director, Temple-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. (technology) (since 1994); former Director, Valero Energy (petroleum refining) (from 1999 to 2003)

10

Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships held by Trustee during Past Five Years

A. Benton Cocanougher Born 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2004); former Interim Chancellor, Texas A&M University System (from 2003 to 2004); former Special Advisor to the President, Texas A&M University (from 2002 to 2003); former Dean Emeritus and Wiley Professor, Texas A&M University (from 2001 to 2002); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A&M University (from 1987 to 2001)	37	None

Mark T. Finn Born 1943	Trustee	Since 2001

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment advisory and consulting firm) (since 1998); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (from 1988 to 2001); former General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix Trading Co. (commodity trading advisory firm) (from 1997 to 2000)

				37	Former President and Director, Delta Financial, Inc. (investment advisory firm) (from 1983 to 1999)

Stephen Randolph Gross Born 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); former Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003); former Treasurer, Hank Aaron Enterprises (fast food franchise) (from 1985 to 2001); former Partner, Capital Investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); former Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	37

Director, Andersen Calhoun (assisted living) (since 1987); former Director, Yu Save, Inc. (internet company) (from 1998 to 2000); former Director, Hotpalm.com, Inc. (wireless applications) (from1998 to 2000); former Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); former Director, ebank.com, Inc. (from 1997 to 2004)

11

Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships held by Trustee during Past Five Years

Diana R. Harrington Born 1940	Trustee	Since 1992	Professor, Babson College (since 1993)	37	None

Susan B. Kerley Born 1951	Trustee	Since 1992	Consultant, Strategic Management Advisors, LLC (investment consulting) (since 1990)	37	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex)

Alan G. Merten Born 1941	Trustee	Since 2001	President, George Mason University (since 1996)	37	Director, Xybernaut Corporation (information technology) (since 2004); Director, Digital Net Holdings, Inc. (since 2003); Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit Born 1942	Trustee	Since 2001	Professor of Finance, University of Houston (from 1977 to 2002); Independent Consultant (since 1984)	37	None

INTERESTED TRUSTEE:

R. Jay Gerken* Born 1951	President, Chairman and Chief Executive Officer	Since 2002	Managing Director of CAM; Chairman, President and Chief Executive Officer of SBFM and CFM; President and Chief Executive Officer of certain mutual funds associated with CAM; formerly, Chairman, President and Chief Executive Officer of TIA (from 2002 to 2005); Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2001); Chairman of the Board, Trustee or Director of 171 funds in the CAM fund complex	171	None

12

Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships held by Trustee during Past Five Years

OTHER OFFICERS:

Andrew Shoup* CAM 125 Broad Street New York, NY 10004 Born 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of CAM; Chief Administrative Officer of certain mutual funds associated with CAM; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of Citibank U.S. Funds Administration of CAM (from 1998 to 2000)

				N/A	N/A

Robert I. Frenkel* CAM 300 First Stamford Place Stamford, CT 06902 Born 1954	Secretary and Chief Legal Officer	Since 2000 Since 2003

Managing Director and General Counsel, Global Mutual Funds for CAM (since 2000); Officer of CAM or its predecessors (since 1994); Secretary of CFM; Secretary of certain mutual funds associated with CAM; Chief Legal Officer of certain mutual funds associated with CAM

				N/A	N/A

Andrew Beagley* CAM 399 Park Avenue New York, NY 10022 Born 1962	Chief Compliance Officer and Chief Anti-Money Laundering Compliance Officer	Since 2004 Since 2002

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with CAM; Managing Director, CAM (since 2005); Director, CAM (from 2000 to 2005); Director of Compliance, North America, of CAM (since 2000); Director of Compliance, Europe, the Middle East and Africa, of CAM (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999)

				N/A	N/A

Frances Guggino* CAM 125 Broad Street New York, NY 10004 Born 1957	Chief Financial Officer and Treasurer	Since 2002	Director, CAM; Treasurer and/or Controller of certain funds associated with CAM (since 1991)	N/A	N/A

Wendy Setnicka* CAM 125 Broad Street New York, NY 10004 Born 1964	Controller	Since 2004	Vice President, CAM (since 2002); Assistant Vice President, CAM (from 1998 to 2002)	N/A	N/A

Thomas C. Mandia* CAM 300 First Stamford Place Stamford, CT 06902 Born 1962	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel, CAM (Since 1992); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

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Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships held by Trustee during Past Five Years

Rosemary D. Emmens* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 1998); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

Harris C. Goldblat* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 2000); Assistant Secretary of certain mutual funds associated with CAM; Associate, Stroock Stroock & Lavan LLP (1997-2000)	N/A	N/A

George Hoyt* CAM 300 First Stamford Place Stamford, CT 06902 Born 1965	Assistant Secretary	Since 2005	Director and Associate General Counsel, CAM (since 2005); Assistant Secretary of certain mutual funds associated with CAM; Associate, Sidley Austin Brown & Wood, LLP (from 2000-2005)	N/A	N/A

          The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund’s audit, the Fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Trust, the qualifications and independence of the Fund’s independent registered public accounting firm, and the Fund’s compliance with legal and regulatory requirements. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund’s independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund’s independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Fund’s operations and financial reporting. During the most recent fiscal year, the Audit Committee met 4 times.

          The Board has a standing governance committee comprised of all of the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met 4 times as of the most recent fiscal year ended August 31, 2005. The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

14

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Fund, as applicable.

          The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of the Fund’s management contract, distribution plan and distribution agreements. The Performance and Review Committee met 4 times as of the most recent fiscal year ended August 31, 2005.

          The following table shows the amount of equity securities owned by the Trustees in the Fund and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

Dollar Range of Equity Securities

Name of Trustee	Citi Institutional Cash Reserves	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Fund Complex

Disinterested Trustees:
Elliott J. Berv	None	$10,001-$50,000
Donald M. Carlton	None	Over $100,000
A. Benton Cocanougher	None	$1-$10,000
Mark T. Finn	None	$1-$10,000
Stephen Randolph Gross	None	None
Diana R. Harrington	None	$10,001-$50,000
Susan B. Kerley	None	$1-$10,000
Alan G. Merten	None	$1-$10,000
R. Richardson Pettit	None	$10,001-$50,000

Interested Trustee:
R. Jay Gerken	None	Over $100,000

          Neither the disinterested trustees nor their family members had any interest in the Manager, the Distributors or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributors as of December 31, 2004.

          Information regarding compensation paid to the Board Members as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not “interested persons,” as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the Fund but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          The Fund pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

15

Trustees Compensation Table

Trustee	Aggregate Compensation from Fund(1)	Pension or Retirement Benefits Paid as Part of Fund Expenses(1)	Total Compensation from the Fund and Fund Complex Paid to Trustees(1)	Number of Funds in Complex upon which the Trustees Served(1)

Disinterested Trustees:

Elliott J. Berv	4,641.93	None	$94,450	37
Donald M. Carlton	5,126.09	None	$103,950	32
A. Benton Cocanougher	4,905.00	None	$97,550	32
Mark T. Finn	4,976.12	None	$101,525	37
Stephen Randolph Gross	6,054.17	None	$125,325	37
Diana R. Harrington	4,636.23	None	$94,250	37
Susan B. Kerley	5,004.11	None	$101,850	37
Alan G. Merten	4,635.64	None	$93,850	32
R. Richardson Pettit	4,655.00	None	$94,450	32

Interested Trustee:
R. Jay Gerken	None	None	None	171

(1)	Information is for the fiscal year ended August 31, 2005.

          The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Fund, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

          The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

	Years of Service
Average Compensation in
Last Year of Service	5 Years	6 Years	7 Years	8 Years	9 Years	10 Years or More

$80,000	$200,000	$240,000	$280,000	$320,000	$360,000	$400,000
$90,000	$225,000	$270,000	$315,000	$360,000	$405,000	$450,000
$100,000	$250,000	$300,000	$350,000	$400,000	$450,000	$500,000
$110,000	$275,000	$330,000	$385,000	$440,000	$495,000	$550,000
$120,000	$300,000	$360,000	$420,000	$480,000	$540,000	$600,000
$130,000	$325,000	$390,000	$455,000	$520,000	$585,000	$650,000

          Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

          During the fiscal year ended August 31, 2005, former Trustees of the Fund received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in four quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $70,000 in four quarterly installment payments; and Mr. William Woods, an aggregate of $60,000 in four quarterly installment payments.

          As of December 1, 2005, the Trustees and officers as a group owned less than 1% of each class of the Fund.

          As of December 1, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of the applicable class of the Fund:

16

Class	Name and Address	Percentage

Class O	Banco De La Republica	22.03%
	Carrera 7 No 14-78, 4th Fl.
	Attn: Rafael De Fex,
	Bogota, Colombia

	C.V. Starr & Co Inc.	5.43%
	399 Park Avenue, 17th Floor
	New York, NY 10022-4614

	WPP Group US Finance Corp.	6.17%
	125 Park Avenue
	New York, NY 10017-5529

Class S	Citibank Global Cash Mgt.	18.00%
	Attn: Pam Russell
	1 Penns Way
	New Castle, DE 19720-2437

	JP Morgan Chase Bank NA	43.40%
	Series 2002-1 Ford Credit
	Floor Plan Master Owner Trust A
	Attn: Patrick Kruithoff T.O.
	4 New York Plaza, 6th Flr.
	New York, NY 10004-2413

	Citibank FBO CUSA	13.05%
	Term A/C Attn Olga Bravo
	111 Wall St., Fl. 15 Zone 8
	New York, NY 10005-3509

Class L	Avon Products Foundation Inc.	5.59%
	Midland And Peck Avenues
	Attn: Margaret Maceachern
	Rye, NY 10580

	Travelers Casualty And Surety Co. Of	7.45%
	America Secured Party FBO AMR Corp.
	Attn: Anna Nowik, Natl. Resource
	One Tower Square Bond, 15CZ
	Hartford, CT 06183-0001

	Citibank NA AS TTEE FBO Lloyd’s US	10.45%
	Situs Crd For Reinsurance TR Fund
	# 510 R. J. Kiln & Co. Inc.
	C/O Citibank WWSS/Foreign TR UN
	111 Wall St., 14th Fl.
	New York, NY 10043-1000

	Citibank NA AS TTEE FBO Lloyd’s US	8.40%
	Situs Crd For Reinsurance TR Fund
	Syndicate 33 Hiscox TR 460332
	C/O Citibank WWSS/Foreign TR UN
	111 Wall St., # 14
	New York, NY 10043-1000

17

Class	Name and Address	Percentage

SVB Securities Horizon Shares	ADP Clearing And Outsourcing	100.00%
	Services Inc.
	26 Broadway, 13th Fl.
	Money Funds
	New York, NY 10004-1703

          The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

          The Declaration of Trust of the Trust further provides that (i) the appointment, designation or identification of a Trustee as a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other is special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the by-laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights to indemnification.

          Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

Manager

          The Manager acts as the investment manager to the Portfolio and the Fund pursuant in each case to management agreements (each a “Management Agreement”). The Manager is an indirect wholly-owned subsidiary of Legg Mason as a result of the sale of substantially all of Citigroup Inc.’s asset management business to Legg Mason on December 1, 2005 (the “Transaction”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. Completion of the Transaction cause the Portfolio’s and the Fund’s then existing management agreement to terminate.

          The Fund’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by the Fund’s shareholders on November 15, 2005, and became effective on December 1, 2005, as a result of the Transaction.

          The Portfolio’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by the Portfolio’s holders of beneficial interest on December 27, 2005, and became effective on December 27, 2005.

          Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.

          The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement with respect to the Fund provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers. The Manager performs administrative and management services necessary for the operation of the Fund and Portfolio, such as: supervising the overall administration of the Fund and Portfolio, including negotiation of contracts and fees with and the monitoring of performance and billings of the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; maintaining the existence of the Fund and Portfolio; maintaining the registration and qualification of the Fund’s shares under federal

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and state laws; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

          Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect from year to year as long as such continuance is specifically approved at least annually by the Fund’s Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio’s Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund’s or Portfolio’s Board of Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

          The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.

          For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by the Fund to the Manager under its Management Agreement, after waivers, were $0, $887,119 and $1,787,687, respectively. For the fiscal years ended August 31, 2003, 2004 and 2005, the fees paid by the Portfolio to the Manager under its Management Agreement, after waivers, were $1,448,581, $2,681,771 and $4,281,788.

Distributors

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202; and CGMI, an indirect wholly-owned subsidiary of Citigroup, located at 388 Greenwich Street, New York, New York 10013, serve as the Fund’s Distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “Distribution Agreements”), which were approved by the Fund’s Trustees on November 21, 2005, including a majority of the independent Trustees. The Distribution Agreements went into effect on December 1, 2005. Prior to December 1, 2005, CGMI served as the Fund’s Distributor.

          A Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of the Fund as may be sold to the public. A Distributor is not obligated to sell any stated number of shares. Each Distribution Agreement is terminable with or without cause, without penalty, on 60 days’ notice by the Trustees or by vote of holders of a majority of the Fund’s outstanding voting securities or, with respect to the Distribution Agreement with LMIS, on not less than 60 days’ written notice by LMIS, and, with respect to the Distribution Agreement with CGMI, generally on 90 days notice by CGMI. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

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          The Fund has adopted a shareholder services and distribution plan (the “12b-1 Plan” or the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay monthly fees as a percentage of the average daily net assets represented by each class of shares, at an annual rate not to exceed the following:

Class I	0.35%
Class L	0.10%
Class O	0.60%
Class S	0.25%
SVB Securities Horizon Shares	0.27%

          Such fees may be used to make payments to the Distributors for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributors, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided, however, that the fees paid to a recipient with respect to a particular Class that may be used to cover expenses primarily intended to result in the sale of shares of that Class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under NASD Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the NASD.

          The 12b-1 Plan also provides that the Distributors and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provide that the Distributors and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. None of the classes of the Fund currently impose any sales charges.

          The 12b-1 Plan permits the Fund to pay fees to the Distributors, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the Plan,the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributors and others, they will realize a profit. The Fund will pay the fees to the Distributors and others until the Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributors’ or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributors’ or other recipient’s sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the 12b-1 Plan for the Fund, the Trustees will review the Plan and the expenses for each class of the Fund separately.

          The 12b-1 Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund’s Distributors or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plan specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

          The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund’s Trustees and a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph “qualified Trustees”). The Plan requires that the Fund and the Distributors provide to the Trustees, and the Trustees review, at least quarterly,a written report of the amounts expended (and the purposes therefor) under the Plan. The Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. The Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributors will preserve copies of any plan, agreement or report made pursuant to the Plan for a period of not less than six years, and for the first two years the Distributors will preserve such copies in an easily accessible place.

          As contemplated by the 12b-1 Plan, each Distributor acts as an agent of the Fund in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. Payments made to CGMI, as Distributor, by each class of the Fund for the past three fiscal years under the 12b-1 Plan are set forth below.

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          Class I was not operational during the fiscal year ended August 31, 2005 and did not make any payments to CGMI.

          Class L: For the fiscal years ended August 31, 2003, 2004 and 2005, Class L shares paid, after waivers, $513,358, $376,017 and $367,613, respectively, to CGMI.

          Class S: For the fiscal years ended August 31, 2003, 2004 and 2005, Class S shares paid, after waivers, $585,280, $826,183 and $1,028,952, respectively, to CGMI.

          Class O: For the fiscal years ended August 31, 2004 and 2005, Class O shares paid, after waivers, $0 and $0, respectively, to CGMI.

          SVB Securities Horizon Shares: For the fiscal years ended August 31, 2003, 2004 and 2005, SVB Securities Horizon Shares paid, after waivers, $18,902, $130,180 and $233,355, respectively, to CGMI.

          For the fiscal year ended August 31, 2005, all payments made to CGMI, as Distributor under the 12b-1 Plan for Class L and Class S shares of the Fund, were paid to Global Transaction Services for back office support and other related activities.

          For the fiscal year ended August 31, 2005, all payments made to CGMI, as Distributor under the 12b-1 Plan for SVB Securities Horizon Shares, a class of Citi Institutional Cash Reserves, were paid to SVB Securities as service agent for such class.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its Manager and Distributors have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the Fund and its Manager and Distributors are on file with the SEC.

Proxy Voting Policies & Procedures

          Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

          Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager’s proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

          A summary of the Manager’s policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund’s investment objectives.

          Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the Manager’s website, http://www.citigroupam.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Transfer Agent and Custodian

          Effective as of January 1, 2006, the Fund and the Portfolio have entered into a transfer agency agreement with PFPC Inc. (“PFPC”), pursuant to which PFPC acts as a co-transfer agent. The principal business office of PFPC is located at P.O. Box 9662, Providence, RI 02940-9662.

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          Effective as of January 1, 2006, the Fund and the Portfolio have entered into a transfer agency agreement with Boston Financial Data Service, Inc. (“BFDS”), pursuant to which BFDS acts as the transfer agent. The principal business office of BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company (“State Street”), pursuant to which custodial services are provided for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund’s or Portfolio’s Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

6. DEALER COMMISSIONS AND CONCESSIONS

          From time to time, the Fund’s Distributors or Manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Fund’s Distributors or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund’s Distributors or Manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

7. PORTFOLIO TRANSACTIONS

          The Portfolio’s purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2005. The Portfolio does not anticipate paying brokerage commissions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.

          Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

          Effective December 1, 2005, CGMI would no longer be an affiliated person of the Fund (or the Portfolio) under the Investment Company Act of 1940, as amended. As a result, the Fund (or the Portfolio) will be permitted to execute transactions with CGMI or an affiliate of CGMI as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. However, the Fund (or the Portfolio) does not normally use an agent in executing portfolio transactions, and it will continue to be prohibited from engaging in portfolio transactions with CGMI or an affiliate of CGMI as principal. Similarly, the Fund (or the Portfolio) will be permitted to purchase securities in underwritings in which CGMI or an affiliate of CGMI is a member without the restrictions imposed by certain rules of the Securities and Exchange Commission. The Manager’s use of CGMI or affiliates of CGMI as agent in portfolio transactions with the Fund (or the Portfolio) will be governed by the Fund’s policy of seeking the best overall terms available. No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate at that time, of the Manager.

          The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Legg Mason affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Legg Mason affiliate in connection with such underwritings. In addition, for underwritings where a Legg Mason affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

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8. DISCLOSURE OF PORTFOLIO HOLDINGS

          The Fund has adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund’s portfolio securities and any ongoing arrangements to make available information about a Fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of Citi Fund Management Inc., the Fund's Distributors or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

          Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund’s Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1. A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

          3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

          5. A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

          6. A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s Board.

          The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to a fund’s Board at its next regularly scheduled meeting.

          The Fund discloses its complete portfolio holdings approximately 25 days after month-end on the Manager’s website www.citigroupam.com.

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          Set forth below is a list, as of October 1, 2005, of those parties with whom CAM, on behalf of a fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank & Trust Co.
(Fund Custodian)	Daily	None
Institutional Shareholders Services
(Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None

          Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days following
the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent the first business day following
the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 Business Days following Month End
Fitch	Monthly	Sent 6-8 Business Days following Month End
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
Moody’s	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day

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9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

          The Fund is a series of the Trust and is governed by a Declaration of Trust. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Liquid Reserves, Citi Institutional U.S. Treasury Reserves, Citi Institutional Tax Free Reserves and Citi Institutional Enhanced Income Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right, subject to the 1940 Act, to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

          Subject to applicable law, the Fund may involuntarily redeem shareholders’ shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the Fund.

          The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

          Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

          The Portfolio in which the Fund invests is a Massachusetts business trust and is also governed by a Declaration of Trust similar to the Fund’s Declaration of Trust. Whenever a vote is submitted to the Portfolio’s investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

          The Trust or any series or class may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected series or class. The Trust or any series or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any series, or any class may be terminated at any time by a vote of a majority of the outstanding voting power of that series or class, or by the Trustees by written notice to the shareholders of that series or class. If not so terminated, the Trust will continue indefinitely.

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          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

          The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

           The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or Distributors or the amount of such compensation.

          The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

          The Fund may add to or reduce its investment in the Portfolio on each business day. At 5:00 p.m., Eastern time on each such business day, the value of each investor’s interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of 5:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 5:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the Portfolio as of 5:00 p.m., Eastern time, on the following business day of the Portfolio.

10. CERTAIN ADDITIONAL TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

          The Fund has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions, and the composition of the Fund’s portfolio assets. Provided all such requirements are met and all of the Fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

          Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund’s effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund’s assets ultimately invested within various countries.

          Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates.

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11. CERTAIN ADDITIONAL LEGAL MATTERS

Legal Matters

          Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC (“SBFM,” collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the “Funds”), rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of the filing of this document with the SEC, the Fund’s investment manager believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

          Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

          It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

          As of the date above, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

          The Fund has received the following information concerning SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which are affiliates of the Fund’s investment manager:

          On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Fund or their ability to perform their respective investment advisory services.

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12. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

          KPMG LLP, 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm for Citi Institutional Cash Reserves and Prime Cash Reserves. The audited financial statements of Citi Institutional Cash Reserves (Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statements of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the five-year period ended August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), and of Prime Cash Reserves Portfolio (Schedule of Investments as of August 31, 2005, Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the the fiscal years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the three-year period then ended and the period from June 3, 2002 (commencement of operations) to August 31, 2002, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) each of which is included in the Annual Report to Shareholders of Citi Institutional Cash Reserves, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of KPMG LLP, as independent registered public accounting firm.

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APPENDIX A—Proxy Voting Policies and Procedures

          The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the “Investment Manager”). The Investment Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Legg Mason, Inc. (“Legg Mason”). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that it votes proxies relating to equity securities in the best interest of clients.

          In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

          In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

          In furtherance of the Investment Manager’s goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Investment Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Legg Mason and an issuer do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between the Investment Manager and certain other Legg Mason business units.

          CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager’s decision-making in voting proxies.

A-1

          If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

A-2

CITISM INSTITUTIONAL CASH RESERVES

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTORS

Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013
(800) 451-2010

Legg Mason Investor Services, LLC
100 Light Street
Baltimore, Maryland 21202

TRANSFER AGENTS

PFPC Inc.
P.O. Box 9662
Providence, RI 02940-9662
Boston Financial Data Service, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CITIBANK SERVICE AGENTS

FOR PRIVATE BANKING CLIENTS:

Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street
New York, N.Y. 10043
Call Your Citigroup Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:

Citigroup Asset Management
100 First Stamford Place
Stamford, CT 06902

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:

Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:

Citibank Cash Management
One Penns Way
New Castle, DE 19720

December 31, 2005

CITISM INSTITUTIONAL ENHANCED INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2005, as supplemented from time to time, for CitiSM Institutional Enhanced Income Fund (the “Fund”). This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described in Section 13 hereof. These financial statements can be found in the Fund’s Annual Report to Shareholders. An investor may obtain copies of the Fund’s Prospectus without charge by calling 1-800-331-1792, toll-free.

          The Fund is a separate series of CitiFundsSM Institutional Trust (the “Trust”). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Trust invests all of the investable assets of the Fund in Institutional Enhanced Portfolio. The address and telephone number of Institutional Enhanced Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

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1. THE FUND

          CitiFundsSM Institutional Trust is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September, 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including the Fund, Citi Institutional Enhanced Income Fund, which is described in this Statement of Additional Information (“SAI”). References in this SAI to the Prospectus are to the Prospectus, dated December 31, 2005, for Class I and Y shares of Citi Institutional Enhanced Income Fund.

           Under a licensing agreement between Citigroup and Legg Mason, the name of the Fund, the names of any classes of shares of the Fund, and the name of the investment adviser of the Fund, as well as all logos, trademarks and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason and by the Fund. Citi Marks include, but are not limited to, “Citi,” “CitiFunds” and “Citigroup Asset Management”.

          All Citi Marks are owned by Citigroup, and used under license. Legg Mason and its affiliates, as well as the Manager, are not affiliated with Citigroup. Investments in the Fund are not bank deposits or obligations of Citibank.

          The Fund utilizes a master/feeder structure by investing all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”). The Portfolio is a separate series of Institutional Portfolio, which is an open-end management investment company. The Portfolio has the same investment objective and policies as the Fund.

          The Trustees of the Trust believe that the aggregate per share expenses of the Fund and Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund’s Trustees believe it to be in the best interest of the Fund’s shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

          The Portfolio may change its investment objective, policies and restrictions without approval by its investors. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

          Institutional Portfolio is organized as a trust under the laws of the Commonwealth of Massachusetts. The Portfolio is not required to hold annual meetings of investors, and has no intention of doing so. However, when the Portfolio is required to do so by law or in the judgment of Trustees of the Portfolio it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See “Description of Shares, Voting Rights and Liabilities.” Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

          The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Information about other holders of interests in the Portfolio is available from Legg Mason Investor Services, LLC (“LMIS” or a “Distributor”), 100 Light Street, Baltimore, Maryland 21202, a distributor of the Fund. Citigroup Global Markets Inc. (“CGMI” or a “Distributor”), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010 also serves as a Distributor of the Fund.

          The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

          Citi Fund Management Inc. (“Citi Fund Management” or the “Manager”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), is the investment manager to the Fund. Citi Fund Management manages the investments of the Fund from day to day in accordance with its investment objective and policies. The selection of investments for the Fund, and the way it is managed, depends on the conditions and trends in the economy and financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund.

          Shares of the Fund are continuously offered by the Distributors. Shares may be purchased from the Distributors, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into agreements with the Distributors (called “Service Agents”). The Distributors and Service Agents may receive fees from the Fund pursuant to a shareholder services and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

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2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective

          The investment objective of Citi Institutional Enhanced Income Fund is to provide shareholders with a higher level of income than a money market fund and greater principal safety and stability than a portfolio investing in intermediate and long-term fixed-income securities.

          The Fund’s investment objective may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its investment objective.

Investment Policies

          The Fund invests all of its investable assets in the Portfolio, which has the same investment objective and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio, and contains more information about the various types of securities in which the Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following applies to both the Fund and the Portfolio, as applicable.

          The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund’s shareholders to do so. If the Fund were to then invest directly in securities, the Fund’s assets would be invested in accordance with the investment policies described below.

          Under the 1940 Act, the Fund is classified as “diversified”, although all of its assets are invested in the Portfolio. A “diversified investment company” must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

          The investment objective of the Portfolio may be changed without the approval of its investors.

          The Portfolio seeks to achieve its investment objective primarily through investments in U.S. dollar-denominated money market and other short-term debt instruments. The average maturity of the investments held by the Portfolio (on a dollar-weighted basis) usually will be one year or less, unlike money market funds, which are required to invest in securities having an average maturity of 90 days or less. The Portfolio may invest in securities whose maturities exceed one year, and these securities may include fixed rate obligations with final maturities of up to approximately three years from the date of acquisition, and floating rate obligations with final maturities of up to approximately five years from the date of acquisition. Investments in short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a longer term. The Portfolio may hold uninvested cash reserves pending investment.

          Under normal circumstances, the Portfolio’s assets will consist of money market instruments and other short-term debt securities that are rated in the highest short-term rating category for debt obligations (these investments may include commercial paper rated Prime-1 by Moody’s or A-1 by Standard & Poor’s), and other longer-term debt obligations rated at least A3 by Moody’s or A- by Standard & Poor’s.

          Asset-backed securities purchased by the Portfolio will generally be rated Aaa by Moody’s or AAA by Standard & Poor’s. With respect to any type of security, the Portfolio may also invest in unrated securities that the Manager, determines are of comparable quality to rated securities in which the Fund might otherwise invest.

          Unlike a money market fund, the Portfolio may invest in securities having a remaining maturity in excess of 397 days. The values of longer-term debt securities tend to fluctuate more in response to interest rates and other events than the values of shorter-term debt securities.

          The Portfolio may invest, under normal circumstances, in the following types of securities:

Bank Obligations

          The Portfolio may invest in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. Up to 25% of the Portfolio’s assets may be invested at any time in dollar-denominated obligations of domestic and foreign banks, including a U.S. branch of a foreign bank or a non-U.S. branch of a U.S. bank.

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          The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’ acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          The Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

          Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about the U.S. branches and subsidiaries of U.S. banks, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

          U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

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          Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

Non-U.S. Government Obligations

          The Portfolio may invest in obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in the Prospectus in connection with the purchase of foreign securities.

Corporate Debt Obligations

          The Portfolio may invest in corporate debt obligations, which may be issued by corporations, limited partnerships and other similar entities. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

          Bonds, notes and debentures in which the Portfolio may invest may differ in interest rates, maturities, and times of issuance. The market value of the Portfolio’s corporate debt obligations will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt obligations generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while debt obligations with longer maturities tend to produce higher yields, the price of longer maturity obligations also is subject to greater market fluctuations as a result of changes in interest rates.

U.S. Government Obligations

          The Portfolio may invest in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

Repurchase Agreements

          The Portfolio may invest in repurchase agreements generally providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian has control of the collateral, which the Manager believes will give the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would

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be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 15% of the Portfolio’s net assets.

Asset Backed Securities

          The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables (“CARS”) and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

Mortgage-Backed Securities

          The Portfolio may invest in mortgage-backed securities. Interest and principal payments on mortgage-backed securities are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by the Portfolio are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities

          Guaranteed mortgage pass-through securities are mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Any guarantee of such securities runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Guaranteed mortgage pass-through securities are often sold on a to-be-acquired or “TBA” basis. Such securities are typically sold one to three months in advance of issuance, prior to the identification of the underlying pools of mortgage securities but with the interest payment provisions fixed in advance. The underlying pools of mortgage securities are identified shortly before settlement and must meet certain parameters. The guaranteed mortgage pass-through securities in which the Portfolio may invest may include those issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

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“When-Issued” Securities

          The Portfolio may purchase securities on a “when-issued” or on a “forward delivery” basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the Portfolio would take delivery of such securities, but the Portfolio may sell them before the settlement date. In general, the Portfolio does not pay for the securities until received and does not start earning interest until the contractual settlement date. When the Portfolio commits to purchase a security on a “when-issued” or on a “forward delivery” basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Portfolio’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The “when-issued” securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a “when-issued” basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Portfolio’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Structured Investments

          The Portfolio may invest in structured investments. Structured instruments are money market instruments that have been structured typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the Portfolio’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

Lending of Securities

          Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (“NYSE”) (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Fund’s investment of the collateral (subject to a rebate payable to the borrower and the lending agent). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would be entitled to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

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Private Placements and Illiquid Investments

          The Portfolio may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

Exchange Controls and Non-U.S. Withholding Taxes

          The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio’s investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

Defensive Investing

          The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Restrictions

          The Fund and the Portfolio each have adopted the following policies which may not be changed with respect to the Fund or Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this SAI means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders or vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

          The Fund or Portfolio may not:

(1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

          (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

          (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

          (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

8

Percentage and Rating Restrictions

          If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

3. DETERMINATION OF NET ASSET VALUE

          The net asset value of each class of shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, by dividing the value of the Fund’s net assets (i.e., the value of its assets, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund’s shares outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund’s net asset value may be determined as of the earlier close of those markets. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The value of the Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund. The net asset value of the Fund’s investment in the Portfolio is equal to the Fund’s pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund’s pro rata share of the Portfolio’s liabilities.

          For the purpose of calculating net asset value per share, bonds and other fixed income securities (other than short-term obligations) held for the Portfolio are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the market price may be determined by using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the Manager believes that they are unreliable, the Manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares.

          Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

          Interest income on long-term obligations held for the Portfolio is determined on the basis of interest accrued plus amortization of “original issue discount” (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

          The Prospectus contains further information on the procedures, including the fair value procedures approved by the Board of Trustees, to be used to value the Fund’s securities.

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4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

          As described in the Prospectus, the Fund offers two classes of shares, Class I and Class Y.

          Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

          Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class I Shares

          You may purchase Class I shares of the Fund at a public offering price equal to the applicable net asset value per share. Class I shares are subject to an annual distribution/service fee of up to 0.10%. See “Distributors.”

Class Y Shares

          You may purchase Class Y shares of the Fund at a public offering price equal to the applicable net asset value per share. Class Y shares are subject to an annual distribution/service fee of up to 0.25%. See “Distributors.”

Sale of Shares

          Subject to compliance with applicable regulations, the Fund and the Portfolio have each reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

          Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund’s transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

          Shareholders may redeem Fund shares by telephone, if their account applications so permit, by calling the transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller’s identity by asking for the shareholder’s name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption by telephone.

          The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund’s investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

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Involuntary Redemptions of Shares

          Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted procedures, that the particular shareholder’s ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer). See “Description of Shares, Voting Rights and Liabilities”.

5. MANAGEMENT

          The Fund is supervised by a Board of Trustees of the Trust, at least 75% of whom are not affiliated with the Manager.

          The Trustees and officers, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the fund complex they oversee, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

          An asterisk in the table below identifies those officers who are “interested persons” of the Trust as defined in the 1940 Act. Each Trustee and officer of the Fund noted as an interested person is interested by virtue of that individual’s position with Citigroup Asset Management (“CAM”) or its affiliates described in the table below.

Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

NON-INTERESTED TRUSTEES:

Elliott J. Berv Born 1943	Trustee	Since 2001	Executive Vice President and Chief Operations Officer, DigiGym Systems (on-line personal training systems) (since 2001); Consultant, Catalyst (consulting) (since 1984); Chief Executive Officer, Motocity USA (motorsport racing) (since 2004)	37

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

Donald M. Carlton Born 1937	Trustee	Since 2001	Consultant, URS Corporation (engineering) (since 1999); former Chief Executive Officer, Radian International L.L.C. (engineering) (from 1996 to 1998); Member of the Management Committee, Signature Science (research and development) (since 2000)	37

Director, Temple-Inland (forest products) (since 2003); Director, American Electric Power Co. (electric utility) (since 1999); Director, National Instruments Corp. (technology) (since 1994); former Director, Valero Energy (petroleum refining) (from 1999 to 2003)

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Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

A. Benton Cocanougher Born 1938	Trustee	Since 2001	Dean Emeritus and Professor, Texas A&M University (since 2004); former Interim Chancellor, Texas A&M University System (from 2003 to 2004); former Special Advisor to the President, Texas A&M University (from 2002 to 2003); former Dean Emeritus and Wiley Professor, Texas A&M University (from 2001 to 2002); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A&M University (from 1987 to 2001)	37	None

Mark T. Finn Born 1943	Trustee	Since 2001

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment advisory and consulting firm) (since 1998); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (from 1988 to 2001); former General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix Trading Co. (commodity trading advisory firm) (from 1997 to 2000)

				37	Former President and Director, Delta Financial, Inc. (investment advisory firm) (from 1983 to 1999)

Stephen Randolph Gross Born 1947	Trustee	Since 2001	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); former Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003); former Treasurer, Hank Aaron Enterprises (fast food franchise) (from 1985 to 2001); former Partner, Capital Investment Advisory Partners (leverage buyout consulting) (from 2000 to 2002); former Secretary, Carint N.A. (manufacturing) (from 1998 to 2002)	37

Director, Andersen Calhoun (assisted living) (since 1987); former Director, Yu Save, Inc. (internet company) (from 1998 to 2000); former Director, Hotpalm.com, Inc. (wireless applications) (from 1998 to 2000); former Director, United Telesis, Inc. (telecommunications) (from 1997 to 2002); former Director, ebank.com, Inc. (from 1997 to 2004)

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Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Diana R. Harrington Born 1940	Trustee	Since 1992	Professor, Babson College (since 1993)	37	None

Susan B. Kerley Born 1951	Trustee	Since 1992	Consultant, Strategic Management Advisors, LLC (investment consulting) (since 1990)	37	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex)

Alan G. Merten Born 1941	Trustee	Since 2001	President, George Mason University (since 1996)	37	Director, Xybernaut Corporation (information technology) (since 2004); Director, Digital Net Holdings, Inc. (since 2003); Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit Born 1942	Trustee	Since 2001	Professor of Finance, University of Houston (from 1977 to 2002); Independent Consultant (since 1984)	37	None

INTERESTED TRUSTEE:

R. Jay Gerken* Born 1951	President, Chairman and Chief Executive Officer	Since 2002	Managing Director of CAM; Chairman, President and Chief Executive Officer of SBFM and CFM; President and Chief Executive Officer of certain mutual funds associated with CAM; formerly, Chairman, President and Chief Executive Officer of TIA (from 2002 to 2005); Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2001); Chairman of the Board, Trustee or Director of 171 funds in the CAM fund complex	171	None

OTHER OFFICERS:

Andrew Shoup* CAM 125 Broad Street New York, NY 10004 Born 1956	Senior Vice President and Chief Administrative Officer	Since 2003

Director of CAM; Chief Administrative Officer of certain mutual funds associated with CAM; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of Citibank U.S. Funds Administration of CAM (from 1998 to 2000)

				N/A	N/A

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Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Robert I. Frenkel* CAM 300 First Stamford Place Stamford, CT 06902 Born 1954	Secretary and Chief Legal Officer	Since 2000 Since 2003

Managing Director and General Counsel, Global Mutual Funds for CAM (since 2000); Officer of CAM or its predecessors (since 1994); Secretary of CFM; Secretary of certain mutual funds associated with CAM; Chief Legal Officer of certain mutual funds associated with CAM

				N/A	N/A

Andrew Beagley* CAM 399 Park Avenue New York, NY 10022 Born 1962	Chief Compliance Officer and Chief Anti-Money Laundering Compliance Officer	Since 2004 Since 2002

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with CAM; Managing Director, CAM (from 2000 to 2005); Director of Compliance, North America, of CAM (since 2000); Director of Compliance, Europe, the Middle East and Africa, of CAM (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999)

				N/A	N/A

Frances Guggino* CAM 125 Broad Street New York, NY 10004 Born 1957	Chief Financial Officer and Treasurer	Since 2002	Director, CAM; Treasurer and/or Controller of certain funds associated with CAM (since 1991)	N/A	N/A

Wendy Setnicka* CAM 125 Broad Street New York, NY 10004 Born 1964	Controller	Since 2004	Vice President, CAM (since 2002); Assistant Vice President, CAM (from 1998 to 2002)	N/A	N/A

Thomas C. Mandia* CAM 300 First Stamford Place Stamford, CT 06902 Born 1962	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel, CAM (Since 1992); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

Rosemary D. Emmens* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 1998); Assistant Secretary of certain mutual funds associated with CAM	N/A	N/A

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Name and Year of Birth	Position(s) with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Harris C. Goldblat* CAM 300 First Stamford Place Stamford, CT 06902 Born 1969	Assistant Secretary	Since 2000	Director and Associate General Counsel, CAM (since 2000); Assistant Secretary of certain mutual funds associated with CAM; Associate, Stroock Stroock & Lavan LLP (1997-2000)	N/A	N/A

George Hoyt* CAM 300 First Stamford Place Stamford, CT 06902 Born 1965	Assistant Secretary	Since 2005	Director and Associate General Counsel, CAM (since 2005); Assistant Secretary of certain mutual funds associated with CAM; Associate, Sidley Austin Brown & Wood, LLP (from 2000-2005)	N/A	N/A

          The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Board has a standing Audit Committee comprised of all of the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. The Audit Committee reviews the scope of the Fund’s audit, the Fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Fund, the qualifications and independence of the Fund’s independent registered public accounting firm, and the Fund’s compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund’s independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent auditors and all permissible non-audit services provided by the Fund’s independent auditors to its Manager and any affiliated service providers if the engagement relates directly to the Fund’s operations and financial reporting. During the most recent fiscal year, the Audit Committee met 4 times.

          The Board has a standing governance committee comprised of all of the Trustees who are not “interested persons” of the Funds within the meaning of the 1940 Act. The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met 4 times as of the most recent fiscal year ended August 31, 2005. The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

15

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Fund, as applicable.

          The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of the Fund’s management contract, distribution plan and distribution agreements. The Performance and Review Committee met 4 times as of the most recent fiscal year ended August 31, 2005.

          The following table shows the amount of equity securities owned by the Trustees in the Fund and in other investment companies in the fund complex supervised by the Trustees as of December 31, 2004.

Name of Trustee	Enhanced Income	Aggregate Dollar Range of Equity Securities in All Investment Companies in the Fund Complex Overseen by the Trustee

Interested Trustee:
R. Jay Gerken.	None	Over $100,000

Disinterested Trustees:
Elliott J. Berv	None	None
Donald M. Carlton	None	Over $100,000
A. Benton Cocanougher	None	$1–$10,000
Mark T. Finn	None	$1–$10,000
Stephen Randolph Gross	None	None
Diana R. Harrington	None	$10,001–$50,000
Susan B. Kerley	None	$1–$10,000
Alan G. Merten	None	$1–$10,000
R. Richardson Pettit	None	$10,001–$50,000

          None of the disinterested Trustees nor their family members had any interest in the Manager, the Distributors or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributors as of December 31, 2004.

          Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not “interested persons,” as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the Fund but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          The Fund pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Fund will reimburse Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings.

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TRUSTEES COMPENSATION TABLE

Trustee	Aggregate Compensation from Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses(1)	Total Compensation from Fund Complex(1)	Number of Funds in Fund Complex Upon Which Trustee Served(1)

Interested Trustee:
R. Jay Gerken	$0	None	$0	171

Disinterested Trustee
Elliott J. Berv	$141.27	None	$94,450	37
Donald M. Carlton	$143.78	None	$103,950	32
A. Benton Cocanougher	$956.63	None	$97,550	32
Mark T. Finn	$159.72	None	$101,525	37
Stephen Randolph Gross	$243.72	None	$125,325	37
Diana R. Harrington	$135.55	None	$94,250	37
Susan B. Kerley	$138.77	None	$101,850	37
Alan G. Merten	$124.78	None	$93,850	32
R. Richardson Pettit	$144.13	None	$94,450	32

(1)	Information is for the fiscal year ended August 31, 2005.

          The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Fund, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, if the applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

          The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

		\
	Years of Service
Average Compensation in Last Year of Service
	5 Years		6 Years	7 Years	8 Years	9 Years	10 Years or More

$80,000	$200,000		$240,000	$280,000	$320,000	$360,000	$400,000
$90,000	$225,000		$270,000	$315,000	$360,000	$405,000	$450,000
$100,000	$250,000		$300,000	$350,000	$400,000	$450,000	$500,000
$110,000	$275,000		$330,000	$385,000	$440,000	$495,000	$550,000
$120,000	$300,000		$360,000	$420,000	$480,000	$540,000	$600,000
$130,000	$325,000		$390,000	$455,000	$520,000	$585,000	$650,000

          Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

          During the fiscal year ended August 31, 2005, former Trustees of the Fund received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in four quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of $70,000 in four quarterly installment payments; and Mr. William Woods, an aggregate of $60,000 in four quarterly installments payments.

          Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

17

          As of December 1, 2005, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of the applicable class of the Fund:

Class	Name and Address	Percentage

Class I	Citigroup Alternative Investments	45.89%
	Attn: Patricia Murphy
	731 Lexington Ave., Fl. 25
	New York, NY 10022-1331

	Penrose Family Trust	9.17%
	UA DTD 04/19/1999
	4373 Osprey St.
	San Diego, CA 92107-4132

	Helmerich & Payne Int’l Drilling Co.	44.89%
	Attn: Stuart Spencer
	1437 So. Boulder
	Tulsa, OK 74119-3609

          As of December 1, 2005, the Trustees and Officers as a group owned less than 1% of each class of the Fund.

          The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by vote of a majority of disinterested Trustees of the Trust or by a written opinion of legal counsel chosen by a majority of the Trustees, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

Manager

          The Manager acts as the investment manager to the Portfolio and the Fund pursuant in each case to management agreements (each a “Management Agreement”). The Manager is an indirect wholly-owned subsidiary of Legg Mason as a result of the sale of substantially all of Citigroup Inc.’s asset management business to Legg Mason on December 1, 2005 (the “Transaction”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. Completion of the Transaction cause the Portfolio’s and the Fund’s then existing management agreement to terminate.

          The Fund’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by the Fund’s shareholders on October 21, 2005, and became effective on December 1, 2005 as a result of the Transaction.

          The Portfolio’s current Management Agreement was approved by the Trustees, including a majority of the independent Trustees, on August 7, 2005 and by the Portfolio’s holders of beneficial interest on December 27, 2005, and became effective on December 27, 2005. Subject to such policies as the Board of Trustees of the Fund may determine, the Manager manages the securities of and makes investment decisions for the Fund. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund under the Management Agreement.

          The Manager performs administrative and management services necessary for the operation of the Fund and Portfolio, such as: supervising the overall administration of the Fund and Portfolio, including negotiation of contracts and fees with and the monitoring of performance and billings of the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; maintaining the existence of the Fund and Portfolio; maintaining the registration and qualification of the Fund’s shares under federal and state laws; and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund.

          The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund. The Management Agreement provide that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers.

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          Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund’s Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund’s Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

          The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management Agreement. The Manager may reimburse the Fund for Fund expenses or waive all or a portion of its management fees.

          For the year ended August 31, 2005, the fees paid by the Fund to the Manager under its Management Agreement, after waivers, was $0. For the year ended August 31, 2005, the fees paid by the Portfolio to the Manager under its Management Agreement, after waivers, was $0.

Distributors

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202; and CGMI, an indirect wholly-owned subsidiary of Citigroup, located at 388 Greenwich Street, New York, New York 10013, serve as the Fund’s Distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “Distribution Agreements”), which were approved by the Fund’s Trustees on November 21, 2005, including a majority of the independent Trustees. The Distribution Agreements went into effect on December 1, 2005. Prior to December 1, 2005, CGMI served as the Fund’s Distributor.

          A Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of the Fund as may be sold to the public. A Distributor is not obligated to sell any stated number of shares. Each Distribution Agreement is terminable with respect to the Fund with or without cause, without penalty, on 60 days’ notice by the Trustees or by vote of holders of a majority of the Fund’s outstanding voting securities, or, with respect to the Distribution Agreement with LMIS, on not less than 60 days’ written notice by LMIS, and, with respect to the Distribution Agreement with CGMI, generally on 90 days notice by CGMI. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

          The Fund has adopted a shareholder services and distribution plan (the “12b-1 Plan” or the “Plan”) in accordance with Rule 12b-1 under the 1940 Act pertaining to Class I and Class Y. Under the 12b-1 Plan, the Fund may pay monthly fees as a percentage of the average daily net assets of the Fund class, as applicable, at an annual rate not to exceed the following:

Class I	0.10%
Class Y	0.25%

          Such fees may be used to make payments to the Distributors for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributors, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided, however, that the fees paid to a recipient with respect to a particular Class that may be used to cover expenses primarily intended to result in the sale of shares of that Class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under NASD Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the NASD.

          The 12b-1 Plan also provides that the Distributors and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The 12b-1 Plan provides that the Distributors and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors.

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          The 12b-1 Plan permits the Fund to pay fees to the Distributors, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributors and others until the Plan or Distribution Agreement are terminated or not renewed. In that event, the Distributors’ or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributors’ or other recipient’s sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the 12b-1 Plan for the Fund, the Trustees will review the 12b-1 Plan and the expenses for the Fund and each class within the Fund separately.

          The 12b-1 Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund’s Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The 12b-1 Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

          The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust’s Trustees and a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the Plan (for purposes of this paragraph “qualified Trustees”). The 12b-1 Plan requires that the Trust and the Distributors provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the 12b-1 Plan. The 12b-1 Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. The 12b-1 Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The 12b-1 Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributors will preserve copies of any plan, agreement or report made pursuant to the 12b-1 Plan for a period of not less than six years, and for the first two years the Distributors will preserve such copies in an easily accessible place.

          As contemplated by the 12b-1 Plan, each Distributor acts as an agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement.

Enhanced Income Fund

          For the year ended August 31, 2005, after waivers, Class I shares of the Fund did not pay any fees to CGMI, as Distributor, under its 12b-1 Plan. As of the date of this SAI, Class Y shares were not operational.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its Manager and Distributors have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the Fund and its Manager and Distributors are on file with the SEC.

Proxy Voting Policies & Procedures

          Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

          Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager would vote the proxy in accordance with the principals set forth in the Manager’s proxy voting policies and

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procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

          A summary of the Manager’s policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to equity portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund’s investment objectives.

          Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30, 2005 is available without charge on the Manager’s website, http://www.citigroupam.com, or on the Securities Exchange Commission’s website at http://www.sec.gov.

Transfer Agent and Custodian

          Effective as of January 1, 2006, the Fund and the Portfolio have entered into a transfer agency agreement with Boston Financial Data Service, Inc. (“BFDS”), pursuant to which BFDS acts as the transfer agent. The principal business office of BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company (“State Street”), pursuant to which custodial services are provided for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund’s or Portfolio’s Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

6. DEALER COMMISSIONS AND CONCESSIONS

          From time to time, the Distributors or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributors or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Distributors or Manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

7. PORTFOLIO TRANSACTIONS

          The Fund’s purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. The Fund shares paid no brokerage commissions during the period ended August 31, 2005. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.

          Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund, Portfolio and for other investment companies, series, or accounts managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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          Effective December 1, 2005, CGMI would no longer be an affiliated person of the Fund (or the Portfolio) under the Investment Company Act of 1940, as amended. As a result, the Fund (or the Portfolio) will be permitted to execute transactions with CGMI or an affiliate of CGMI as agent (but not as principal) without the restrictions applicable to transactions with affiliated persons. However, the Fund (or the Portfolio) does not normally use an agent in executing portfolio transactions, and it will continue to be prohibited from engaging in portfolio transactions with CGMI or an affiliate of CGMI as principal. Similarly, the Fund (or the Portfolio) will be permitted to purchase securities in underwritings in which CGMI or an affiliate of CGMI is a member without the restrictions imposed by certain rules of the Securities and Exchange Commission. The Manager’s use of CGMI or affiliates of CGMI as agent in portfolio transactions with the Fund (or the Portfolio) will be governed by the Fund’s policy of seeking the best overall terms available. The Fund did not pay brokerage commissions to the Manager or any affiliate at that time, of the Manager during the period ended August 31, 2005.

          The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Legg Mason affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Legg Mason affiliate in connection with such underwritings. In addition, for underwritings where a Legg Mason affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

8. DISCLOSURE OF PORTFOLIO HOLDINGS

          The Fund has adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund’s portfolio securities and any ongoing arrangements to make available information about a Fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of Citi Fund Management Inc., the Fund’s Distributors or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

         Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund’s Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non- public, if such release is otherwise in accordance with the policy’s general principles.

6.

A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

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          Under the policy, if information about a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s Board.

          The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to a fund’s Board at its next regularly scheduled meeting.

          The Fund discloses its complete portfolio holdings approximately 25 days after quarter-end on the Manager’s website www.citigroupam.com.

          Set forth below is a list, as of October 1, 2005, of those parties with whom CAM, on behalf of a fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank & Trust Co. (Fund Custodian)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None

          Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent the first business day following the end of a Quarter
Quantitative Services Group	Daily	None

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Recipient	Frequency	Delay before dissemination

AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 Business Days following Month End
Fitch	Monthly	Sent 6-8 Business Days following Month End
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
Moody’s	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day

9. PORTFOLIO MANAGERS

          The following tables set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of August 31, 2005.

Other Accounts Managed by the Portfolio Manager

          The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts shown were subject to fees based on performance.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Kevin Kennedy	17 registered investment companies with $ 58 billion in total assets under management	8 other pooled investment vehicles with $31 billion in total assets under management	57 other accounts with $22 billion in total assets under management

          CAM investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

          CAM has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the Fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending in part on the effect that the team’s investment performance has on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

          The investment team’s incentive pool is then adjusted to reflect the team’s pre-tax investment performance against the applicable product benchmark (e.g., a securities index and, with respect to a fund, generally the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared) and its ranking among a “peer group” of non-CAM investment managers. Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

          Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, and 50% may be received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

          Potential conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

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          The Manager and the fund have adopted compliance polices and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, CAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

          These potential conflicts include:

          Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

          Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

          Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

          Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

          Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

          Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Securities Ownership

          The table below identifies ownership of Fund securities by each Portfolio Manager.

Portfolio Manager	Dollar Range of Ownership of Securities in the Fund

Kevin Kennedy	None

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10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

          The Fund is a series of CitiFunds Institutional Trust and is governed by a Declaration of Trust. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust: Citi Institutional Cash Reserves; Citi Institutional Liquid Reserves; Citi Institutional Tax Free Reserves; and Citi Institutional U.S. Treasury Reserves. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right, subject to the 1940 Act, to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

          Shareholders of all funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

          Subject to applicable law, the Trust may involuntarily redeem shareholders’ shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the Fund.

          The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

          Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, preemptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

          The Portfolio in which the Fund invests is a series of an Institutional Portfolio, a trust organized under Massachusetts law. It is governed by a Declaration of Trust similar to the Fund’s Declaration of Trust. Whenever a vote is submitted to the Portfolio’s investors, the Fund will generally call a meeting of its own shareholders, and will vote its shares in the Portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund’s shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

          The Trust, the Fund or any class thereof may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the Fund or of any class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the Fund or of any class. The Trust or the Fund or any class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated

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at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund, or any class of the Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund or class, or by the Trustees by written notice to the shareholders of the Fund or class. If not so terminated, the Trust will continue indefinitely.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employers and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

          The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

          The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or Distributors or the amount of such compensation.

          The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

          The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor’s interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

11. CERTAIN ADDITIONAL TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.

Taxation of the Fund

          The Fund has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions, and the composition of the Fund’s portfolio assets. Provided all such requirements are met and all of the Fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

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Taxation of Shareholders

          Taxation of Distributions.   Shareholders of the Fund will generally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Any distributions from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund does not expect to receive dividends from U.S. corporations, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates for non-corporate shareholders. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

          Any Fund distribution of net capital gain or net short-term capital gain will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

          Although shareholders of the Fund generally will have to pay state and local income taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

          Disposition of Shares.   In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

          Foreign Income Taxes.   Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund’s effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio’s assets ultimately invested within various countries.

          Non-U.S. Persons.   The Fund will withhold federal income tax at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. The Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

          Backup Withholding.   The Fund is required in certain circumstances to apply backup withholding at the rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any such shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

12. CERTAIN ADDITIONAL LEGAL MATTERS

Legal Matters

          Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC (“SBFM,” collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds

28

(the “Funds”), rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of the filing of this document with the SEC, the Fund’s investment manager believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

           Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

           It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

          As of the date above, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

          The Fund has received the following information concerning SBFM and Salomon Brothers Asset Management Inc (“SBAM”) which are affiliates of the Fund’s investment manager:

          On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Fund or their ability to perform their respective investment advisory services.

13. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

          KPMG, LLP, 345 Park Avenue, NewYork, NY 10154, is the independent registered public accounting firm for Citi Institutional Enhanced Income Fund and the Institutional Enhanced Portfolio.

          The audited financial statements of Citi Institutional Enhanced Income Fund (Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the period from September 23, 2004 (commencement of operations) to August 31, 2005, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm), and of the Institutional Enhanced Portfolio (Schedule of Investments as of August 31, 2005, Statement of Assets and Liabilities as of August 31, 2005, Statement of Operations for the year ended August 31, 2005, Statement of Changes in Net Assets for the years ended August 31, 2004 and 2005, Financial Highlights for each of the years in the two-year period ended August 31, 2005 and the period from March 11, 2003 (commencement of operations) to August 31, 2003, Notes to Financial Statements and Report of Independent Registered Public Accounting Firm) each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI and have been so incorporated in reliance upon the report of KPMG, LLP, as independent registered public accounting firm.

29

APPENDIX A—Proxy Voting Policies and Procedures

          The Board of Directors of each Fund has delegated the authority to develop policies and procedures relating to proxy voting to Citi Fund Management Inc. (the “Investment Manager”). The Investment Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Legg Mason, Inc. (“Legg Mason”). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that it votes proxies relating to equity securities in the best interest of clients.

          In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

          In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

          In furtherance of the Investment Manager’s goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the Investment Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM Legg Mason affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM Legg Mason affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Legg Mason and an issuer do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between the Investment Manager and certain other Legg Mason business units.

          CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager’s decision-making in voting proxies.

A-1

          If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

A-2

CITISM INSTITUTIONAL ENHANCED INCOME FUND

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTORS

Citigroup Global Markets Inc.
388 Greenwich Street
New York, NY 10013

Legg Mason Investor Services, LLC
100 Light Street
Baltimore, Maryland 21202

TRANSFER AGENT

Boston Financial Data Service, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:

Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place Stamford, CT 06902
Call Your Citibank Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:

Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS: CITIBANK, N.A.

111 Wall Street New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:

Citibank Cash Management
One Penns Way, New Castle, DE 19720

PART C

Item 23. Exhibits.

****	a(1)	Amended and Restated Declaration of Trust of the Registrant
+	a(2)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
the Registrant
++	a(3)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
the Registrant
+++	a(4)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
the Registrant
++++	a(5)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
the Registrant
+++++	a(6)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
Registrant
Filed herewith	a(7)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
Registrant
****	b	Amended and Restated By-Laws of the Registrant
Filed herewith	d(1)	Management Agreement between the Registrant, on behalf of Citi Institutional
Enhanced Income Fund, and Citi Fund Management Inc.

Filed herewith	d(2)	Management Agreement between the Registrant, on behalf of Citi Institutional
Tax Free Reserves, and Citi Fund Management Inc.

Filed herewith	d(3)	Management Agreement between Registrant, on behalf of Citi Institutional U.S.
Treasury Reserves, and Citi Fund Management Inc.

Filed herewith	d(4)	Management Agreement between Registrant, on behalf of Citi Institutional Liquid
Reserves, and Citi Fund Management Inc.

Filed herewith	d(5)	Management Agreement between Registrant, on behalf of Citi Institutional Cash
Reserves, and Citi Fund Management Inc.

***	e(1)	Distribution Agreement between the Registrant and Citigroup Global Markets Inc.
(formerly Salomon Smith Barney Inc.), as distributor

++++	e(2)	Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly known as
Salomon Smith Barney Inc.)
Filed herewith	e(3)	Amendment to the Distribution Agreement between the Registrant and Citigroup
Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor

Filed herewith	e(4)	Distribution Agreement between the Registrant and Legg Mason Investor
Services, LLC, as distributor

Filed herewith	g	Form of Custodian Contract between the Registrant and State Street Bank and
Trust Company (“State Street”), as custodian
Filed herewith	h(1)	Form of Transfer Agency Agreement with Boston Financial Data Service, Inc. as transfer agent

Filed herewith	h(2)	Form of Transfer Agency Agreement with PFPC Inc. as transfer agent

++++++	h(3)	Retirement Plan of the Registrant
Filed herewith	h(4)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant

*	i(1)	Opinion and consent of counsel

2

**	i(2)	Opinion and consent of counsel with respect to Citi Institutional Cash Reserves

Filed herewith	j	Consent of Independent Registered Public Accounting Firm

Filed herewith	m	Amended and Restated Shareholder Services and Distribution Plans of the Registrant

+++++	o(1)	Amended and Restated Multiple Class Plan with respect to Citi Institutional Liquid Reserves

+++++	o(2)	Amended and Restated Multiple Class Plan with respect to Citi Institutional Cash Reserves

+++++	o(3)	Amended and Restated Multiple Class Plan with respect to Citi Institutional U.S. Treasury Reserves

+++++	o(4)	Amended and Restated Multiple Class Plan with respect to Citi Institutional Enhanced Income Fund

Filed herewith	p(1)	Revised Code of Ethics of the Registrant, Citi Fund Management Inc. and Smith Barney Fund Management LLC

****	p(2)	Code of Ethics of Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.)

Filed herewith	p(3)	Code of Ethics of Legg Mason Investor Services, LLC

+	q(1)	Powers of Attorney for the Trustees of the Registrant U.S. Treasury Portfolio,
Cash Reserves Portfolio, Tax Free Reserves Portfolio and Institutional Portfolio

+	q(2)	Powers of Attorney for certain officers of the Registrant
and ++++

+	q(3)	Powers of Attorney for certain officers of Cash Reserves Portfolio and ++++

+	q(4)	Powers of Attorney for certain officers of U.S. Treasury Reserves Portfolio and ++++

+	q(5)	Powers of Attorney for certain officers of Tax Free Reserves Portfolio and ++++

+	q(6)	Powers of Attorney for certain offices of Institutional Portfolio and ++++

*	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

**	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997.

***	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on April 24, 2001 and Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the

3

Securities and Exchange Commission on April 24, 2001.

****	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the
Registrant’s Registration Statement on Form N-1A (File No. 33-49554) as filed with the
Securities and Exchange Commission on October 18, 2001.

+	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on December 23, 2002.

++	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on February 7, 2003.

+++	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on April 30, 2003.

++++	Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on December 24, 2003.

+++++	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on December 29, 2004.

++++++	Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s
Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and
Exchange Commission on October 31, 2005.

Item 24.       Persons Controlled by or under Common Control with Registrant. Not applicable.

Item 25.       Indemnification.

     Reference is hereby made to (a) Article V of the Registrant’s Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant’s Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) incorporated by reference herein as an Exhibit to the Registrant’s Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.       Business and Other Connections of Investment Adviser.

     Manager-Citi Fund Management Inc. (“Citi Fund Management”). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is an indirect wholly-owned subsidiary of Legg Mason, Inc.

4

     Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27.       Principal Underwriters.

     (a) Legg Mason Investor, Services, LLC (“LMIS”), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., Western Asset Funds, Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, and Legg Mason Value Trust, Inc., and various series of unit investment trusts.

     LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

     Citigroup Global Markets Inc. (“CGMI”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund

5

Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts

     (b) The information required by this Item 27 with respect to each director, officer and partner of LMIS is as follows:

Timothy C. Scheve – Managing Director
Mark R. Fetting – Managing Director
D. Stuart Bowers – Vice President
W. Talbot Daley – Vice President
Thomas J. Hirschmann – Vice President
Joseph M. Furey – General Counsel and Chief Compliance Officer
Ronald Holinsky – Counsel
Robert E. Patterson – Counsel
Theresa M. Silberzahn – Chief Financial Officer
Elisabeth F. Craig – AML Compliance Officer and
Director of Continuing Education

     All addresses are 100 Light Street, Baltimore, Maryland 21202

     The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

     (c) Not applicable.

Item 28.

NAME	ADDRESS

Citi Fund Management Inc.	100 First Stamford Place
(investment adviser)	Stamford, CT 06902

Legg Mason Investor Services, LLC	100 Light Street
(distributor)	Baltimore, Maryland 21202

Citigroup Global Markets Inc.	388 Greenwich Street
(formerly Salomon Smith Barney Inc.)	New York, NY 10013
(distributor)

State Street Bank and Trust Company	225 Franklin Street
(custodian)	Boston, MA 02110

Citicorp Trust Bank, fsb	125 Broad Street
(former transfer agent)	New York, NY 10004

6

Boston Financial Data Service, Inc.	2 Heritage Drive
(transfer agent)	North Quincy, MA 02171

PFPC Inc.	P.O. Box 9662
Providence, RI 02940-9662.

Item 29. Management Services. Not applicable.
Item 30. Undertakings. Not applicable.

7

Exhibit Index

a(7)	Certificate of Amendment to the Amended and Restated Declaration of Trust of
Registrant

d(1)	Management Agreement between the Registrant, on behalf of Citi Institutional
Enhanced Income Fund, and Citi Fund Management Inc.

d(2)	Management Agreement between the Registrant, on behalf of Citi Institutional Tax
Free Reserves, and Citi Fund Management Inc.

d(3)	Management Agreement between Registrant, on behalf of Citi Institutional U.S.
Treasury Reserves, and Citi Fund Management Inc.

d(4)	Management Agreement between Registrant, on behalf of Citi Institutional Liquid
Reserves, and Citi Fund Management Inc.

d(5)	Management Agreement between Registrant, on behalf of Citi Institutional Cash
Reserves, and Citi Fund Management Inc.

e(3)	Amendment to the Distribution Agreement between the Registrant and Citigroup
Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor

e(4)	Distribution Agreement between the Registrant and Legg Mason Investor Services,
LLC, as distributor
g	Form of Custodian Contract between the Registrant and State Street Bank and Trust
Company (“State Street”), as custodian

h(1)	Form of Transfer Agency Agreement with Boston Financial Data Service, Inc. as transfer agent

h(2)	Form of Transfer Agency Agreement with PFPC Inc. as transfer agent

h(4)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant

j	Consent of Independent Registered Public Accounting Firm
m	Amended and Restated Shareholder Services and Distribution Plans of the Registrant
p(1)	Revised Code of Ethics of the Registrant, Citi Fund Management Inc. and Smith
Barney Fund Management LLC
p(3)	Code of Ethics of Legg Mason Investor Services, LLC

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 30th day of December 2005.

CITIFUNDS INSTITUTIONAL TRUST

By:	/s/ Rosemary D. Emmens

Rosemary D. Emmens
Assistant Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 30, 2005.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Chief Financial Officer and Treasurer

Frances Guggino

/s/ Elliott J. Berv	Trustee

Elliott J. Berv*

/s/ Donald M. Carlton	Trustee

Donald M. Carlton*

/s/ A. Benton Cocanougher	Trustee

A. Benton Cocanougher*

/s/ Mark T. Finn	Trustee

Mark T. Finn*

/s/ Stephen Randolph Gross	Trustee

Stephen Randolph Gross*

/s/ Diana R. Harrington	Trustee

Diana R. Harrington*

/s/ Susan B. Kerley	Trustee

Susan B. Kerley*

/s/ Alan G. Merten	Trustee

Alan G. Merten*

/s/ R. Richardson Pettit	Trustee

R. Richardson Pettit*

*By:	/s/ Rosemary D. Emmens

Executed by Rosemary D. Emmens on behalf of those
indicated pursuant to Powers of Attorney.

SIGNATURES

     Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 30th day of December 2005.

LIQUID RESERVES PORTFOLIO

By:	/s/ Rosemary D. Emmens

Rosemary D. Emmens
Assistant Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 30, 2005.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Chief Financial Officer and Treasurer

Frances Guggino

/s/ Elliott J. Berv	Trustee

Elliott J. Berv*

/s/ Donald M. Carlton	Trustee

Donald M. Carlton*

/s/ A. Benton Cocanougher	Trustee

A. Benton Cocanougher*

/s/ Mark T. Finn	Trustee

Mark T. Finn*

/s/ Stephen Randolph Gross	Trustee

Stephen Randolph Gross*

/s/ Diana R. Harrington	Trustee

Diana R. Harrington*

/s/ Susan B. Kerley	Trustee

Susan B. Kerley*

/s/ Alan G. Merten	Trustee

Alan G. Merten*

/s/ R. Richardson Pettit	Trustee

R. Richardson Pettit*

*By:	/s/ Rosemary D. Emmens

Executed by Rosemary D. Emmens on behalf of those
indicated pursuant to Powers of Attorney.

SIGNATURES

     U.S. Treasury Reserves Portfolio has duly cased this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 30th day of December 2005.

U.S. TREASURY RESERVES PORTFOLIO

By:	/s/ Rosemary D. Emmens

Rosemary D. Emmens
Assistant Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 30, 2005.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Chief Financial Officer and Treasurer

Frances Guggino

/s/ Elliott J. Berv	Trustee

Elliott J. Berv*

/s/ Donald M. Carlton	Trustee

Donald M. Carlton*

/s/ A. Benton Cocanougher	Trustee

A. Benton Cocanougher*

/s/ Mark T. Finn	Trustee

Mark T. Finn*

/s/ Stephen Randolph Gross	Trustee

Stephen Randolph Gross*

/s/ Diana R. Harrington	Trustee

Diana R. Harrington*

/s/ Susan B. Kerley	Trustee

Susan B. Kerley*

/s/ Alan G. Merten	Trustee

Alan G. Merten*

/s/ R. Richardson Pettit	Trustee

R. Richardson Pettit*

*By:	/s/ Rosemary D. Emmens

Executed by Rosemary D. Emmens on behalf of those
indicated pursuant to Powers of Attorney.

SIGNATURES

     Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 30th day of December 2005.

TAX FREE RESERVES PORTFOLIO

By:	/s/ Rosemary D. Emmens

Rosemary D. Emmens
Assistant Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 30, 2005.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Chief Financial Officer and Treasurer

Frances Guggino

/s/ Elliott J. Berv	Trustee

Elliott J. Berv*

/s/ Donald M. Carlton	Trustee

Donald M. Carlton*

/s/ A. Benton Cocanougher	Trustee

A. Benton Cocanougher*

/s/ Mark T. Finn	Trustee

Mark T. Finn*

/s/ Stephen Randolph Gross	Trustee

Stephen Randolph Gross*

/s/ Diana R. Harrington	Trustee

Diana R. Harrington*

/s/ Susan B. Kerley	Trustee

Susan B. Kerley*

/s/ Alan G. Merten	Trustee

Alan G. Merten*

/s/ R. Richardson Pettit	Trustee

R. Richardson Pettit*

*By:	/s/ Rosemary D. Emmens

Executed by Rosemary D. Emmens on behalf of those
indicated pursuant to Powers of Attorney.

SIGNATURES

     Institutional Portfolio, on behalf of its series, Prime Cash Reserves Portfolio and Institutional Enhanced Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 30th day of December 2005.

INSTITUTIONAL PORTFOLIO, on behalf of its series,
Prime Cash Reserves Portfolio and Institutional Enhanced
Portfolio.

By:	/s/ Rosemary D. Emmens

Rosemary D. Emmens
Assistant Secretary

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 30, 2005.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances Guggino	Chief Financial Officer and Treasurer

Frances Guggino

/s/ Elliott J. Berv	Trustee

Elliott J. Berv*

/s/ Donald M. Carlton	Trustee

Donald M. Carlton*

/s/ A. Benton Cocanougher	Trustee

A. Benton Cocanougher*

/s/ Mark T. Finn	Trustee

Mark T. Finn*

/s/ Stephen Randolph Gross	Trustee

Stephen Randolph Gross*

/s/ Diana R. Harrington	Trustee

Diana R. Harrington*

/s/ Susan B. Kerley	Trustee

Susan B. Kerley*

/s/ Alan G. Merten	Trustee

Alan G. Merten*

/s/ R. Richardson Pettit	Trustee

R. Richardson Pettit*

*By:	/s/ Rosemary D. Emmens

Executed by Rosemary D. Emmens on behalf of those
indicated pursuant to Powers of Attorney.